UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity Fund, Fidelity Growth Discovery Fund, Fidelity Mega Cap Stock Fund, Fidelity Series Growth & Income Fund and Fidelity Advisor Series Growth & Income Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Series Growth & Income

Fund (formerly Fidelity Advisor Series Mega Cap Fund)

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Actual	.71%	$ 1,000.00	$ 1,152.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	4.3
Apple, Inc.	3.8	3.8
General Electric Co.	3.1	3.3
Microsoft Corp.	2.8	3.1
Chevron Corp.	2.4	3.1
Citigroup, Inc.	2.1	2.6
Google, Inc. Class A	2.1	2.6
Procter & Gamble Co.	1.9	2.4
Wells Fargo & Co.	1.9	3.2
Occidental Petroleum Corp.	1.9	2.4
	25.9
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	20.3
Information Technology	19.0	20.5
Health Care	12.1	12.4
Energy	12.0	12.6
Consumer Staples	12.0	10.0
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 98.8%		Stocks 99.6%
	Convertible Securities 0.8%		Convertible Securities 0.1%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	13.7%	** Foreign investments	1.1%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.1%
Ford Motor Co.	122,032	$ 1,882,954
Distributors - 0.1%
LKQ Corp. (a)	34,693	1,141,400
Diversified Consumer Services - 0.3%
H&R Block, Inc.	137,300	3,987,192
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	105,520	10,238,606
Yum! Brands, Inc.	102,150	7,723,562
		17,962,168
Internet & Catalog Retail - 0.0%
Expedia, Inc.	6,850	477,171
Leisure Equipment & Products - 0.3%
Mattel, Inc.	98,840	4,702,807
Media - 3.2%
Comcast Corp.:
Class A	200	10,393
Class A (special) (non-vtg.)	474,990	23,692,501
Scripps Networks Interactive, Inc. Class A	13,850	1,196,779
Sinclair Broadcast Group, Inc. Class A	22,641	808,963
Time Warner, Inc.	251,263	17,518,056
		43,226,692
Multiline Retail - 2.0%
Kohl's Corp.	38,260	2,171,255
Target Corp.	388,203	24,561,604
		26,732,859
Specialty Retail - 1.7%
H&M Hennes & Mauritz AB (B Shares)	37,600	1,731,558
Lowe's Companies, Inc.	404,230	20,029,597
Staples, Inc.	107,164	1,702,836
		23,463,991
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	17,200	2,192,051
Coach, Inc.	21,840	1,225,879
Li & Fung Ltd.	1,444,400	1,862,708
		5,280,638
TOTAL CONSUMER DISCRETIONARY		128,857,872
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 12.0%
Beverages - 2.9%
C&C Group PLC	63,555	$ 371,589
Coca-Cola Enterprises, Inc.	4,500	198,585
Diageo PLC	50,398	1,670,118
Molson Coors Brewing Co. Class B	55,360	3,108,464
PepsiCo, Inc.	117,094	9,711,776
Pernod Ricard SA	8,400	956,942
Remy Cointreau SA	22,400	1,879,448
SABMiller PLC	52,402	2,690,896
The Coca-Cola Co.	485,734	20,065,672
		40,653,490
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	107,390	7,685,902
Jeronimo Martins SGPS SA	57,100	1,116,623
Kroger Co.	20,548	812,262
Sysco Corp.	36,663	1,323,534
Walgreen Co.	306,633	17,613,000
		28,551,321
Food Products - 1.3%
Danone SA	63,389	4,562,526
Kellogg Co.	160,579	9,806,560
Mead Johnson Nutrition Co. Class A	15,690	1,314,194
Unilever NV (Certificaten Van Aandelen) (Bearer)	54,800	2,203,251
		17,886,531
Household Products - 2.6%
Kimberly-Clark Corp.	79,882	8,344,474
Procter & Gamble Co.	322,017	26,215,404
Svenska Cellulosa AB (SCA) (B Shares)	32,009	985,375
		35,545,253
Tobacco - 3.1%
British American Tobacco PLC sponsored ADR	182,535	19,607,910
Lorillard, Inc.	257,359	13,042,954
Philip Morris International, Inc.	111,379	9,704,452
		42,355,316
TOTAL CONSUMER STAPLES		164,991,911
ENERGY - 11.8%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	78,200	4,471,476
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	83,456	$ 4,235,392
Schlumberger Ltd.	79,133	7,130,675
		15,837,543
Oil, Gas & Consumable Fuels - 10.6%
Access Midstream Partners LP	52,360	2,962,529
Apache Corp.	89,709	7,709,591
Atlas Pipeline Partners LP	118,065	4,138,178
BG Group PLC	278,880	5,992,002
Canadian Natural Resources Ltd.	274,345	9,282,146
Chevron Corp.	265,450	33,157,360
Eni SpA	56,900	1,374,912
Exxon Mobil Corp.	95,638	9,678,566
Imperial Oil Ltd.	42,300	1,873,186
Magellan Midstream Partners LP	4,320	273,326
Markwest Energy Partners LP	111,171	7,351,738
MPLX LP	15,300	681,462
Occidental Petroleum Corp.	265,740	25,271,874
Peabody Energy Corp.	20,660	403,490
Royal Dutch Shell PLC Class A (United Kingdom)	299,174	10,721,881
Suncor Energy, Inc.	347,490	12,182,187
The Williams Companies, Inc.	296,213	11,424,935
Western Gas Partners LP	29,060	1,792,711
		146,272,074
TOTAL ENERGY		162,109,617
FINANCIALS - 19.0%
Capital Markets - 3.8%
Ashmore Group PLC	210,000	1,395,519
Charles Schwab Corp.	548,040	14,249,040
Greenhill & Co., Inc.	21,966	1,272,710
KKR & Co. LP	251,600	6,123,944
Morgan Stanley	364,480	11,430,093
Northern Trust Corp.	122,010	7,551,199
State Street Corp.	116,904	8,579,585
UBS AG	69,179	1,324,595
		51,926,685
Commercial Banks - 5.2%
BNP Paribas SA	16,100	1,254,728
Comerica, Inc.	107,395	5,105,558
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Erste Group Bank AG	43,000	$ 1,498,399
Nordea Bank AB	102,600	1,382,229
PNC Financial Services Group, Inc.	135,298	10,496,419
Standard Chartered PLC (United Kingdom)	466,360	10,502,856
SunTrust Banks, Inc.	65,650	2,416,577
U.S. Bancorp	336,271	13,585,348
Wells Fargo & Co.	567,208	25,751,243
		71,993,357
Consumer Finance - 0.2%
SLM Corp.	93,650	2,461,122
Diversified Financial Services - 7.5%
Bank of America Corp.	1,112,737	17,325,315
Citigroup, Inc.	563,216	29,349,186
JPMorgan Chase & Co.	913,075	53,396,622
KKR Financial Holdings LLC	291,550	3,553,995
		103,625,118
Insurance - 1.9%
AFLAC, Inc.	12,690	847,692
Arthur J. Gallagher & Co.	32,780	1,538,365
Genworth Financial, Inc. Class A (a)	46,900	728,357
Marsh & McLennan Companies, Inc.	37,969	1,836,181
MetLife, Inc.	317,824	17,137,070
MetLife, Inc. unit	52,000	1,637,480
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	15,500	138,823
Prudential Financial, Inc.	20,770	1,915,409
		25,779,377
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.	12,200	776,164
Sun Communities, Inc.	47,600	2,029,664
		2,805,828
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	31,900	269,236
Radian Group, Inc.	217,665	3,073,430
		3,342,666
TOTAL FINANCIALS		261,934,153
Common Stocks - continued
	Shares	Value
HEALTH CARE - 11.6%
Biotechnology - 0.9%
Amgen, Inc.	111,160	$ 12,690,026
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	55,891	2,142,302
Ansell Ltd.	49,724	917,718
Baxter International, Inc.	9,600	667,680
Coloplast A/S Series B	9,400	622,304
ResMed, Inc. (d)	22,032	1,037,267
St. Jude Medical, Inc.	89,370	5,536,472
Stryker Corp.	58,220	4,374,651
Zimmer Holdings, Inc.	34,700	3,233,693
		18,532,087
Health Care Providers & Services - 3.0%
Aetna, Inc.	78,470	5,382,257
AmerisourceBergen Corp.	11,850	833,174
Fresenius Medical Care AG & Co. KGaA	23,600	1,683,289
McKesson Corp.	52,825	8,525,955
Patterson Companies, Inc.	36,475	1,502,770
Quest Diagnostics, Inc. (d)	180,950	9,688,063
UnitedHealth Group, Inc.	123,278	9,282,833
WellPoint, Inc.	45,078	4,164,756
		41,063,097
Health Care Technology - 0.2%
Quality Systems, Inc.	109,490	2,305,859
Life Sciences Tools & Services - 0.1%
Lonza Group AG	18,034	1,710,304
Pharmaceuticals - 6.1%
AbbVie, Inc.	127,779	6,748,009
AstraZeneca PLC sponsored ADR	69,230	4,110,185
GlaxoSmithKline PLC sponsored ADR	228,279	12,187,816
Johnson & Johnson	219,806	20,132,032
Merck & Co., Inc.	464,510	23,248,726
Novartis AG sponsored ADR	89,232	7,172,468
Sanofi SA	51,209	5,468,862
Teva Pharmaceutical Industries Ltd. sponsored ADR	121,363	4,864,229
		83,932,327
TOTAL HEALTH CARE		160,233,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	22,500	$ 2,055,825
Rolls-Royce Group PLC	32,300	681,962
The Boeing Co.	115,427	15,754,631
United Technologies Corp.	77,420	8,810,396
		27,302,814
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	98,260	5,732,488
United Parcel Service, Inc. Class B	160,070	16,820,156
		22,552,644
Building Products - 0.0%
Fagerhult AB	2,900	101,223
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	63,340	1,871,697
Ritchie Brothers Auctioneers, Inc. (d)	73,770	1,691,727
		3,563,424
Electrical Equipment - 0.3%
Hubbell, Inc. Class B	36,770	4,004,253
Industrial Conglomerates - 3.1%
General Electric Co.	1,537,608	43,099,152
Machinery - 0.9%
Andritz AG	11,300	708,715
Caterpillar, Inc.	18,485	1,678,623
Cummins, Inc.	6,700	944,499
Douglas Dynamics, Inc.	102,300	1,720,686
Ingersoll-Rand PLC	70,880	4,366,208
ITT Corp.	51,602	2,240,559
Pfeiffer Vacuum Technology AG	7,000	952,686
		12,611,976
Professional Services - 0.5%
Acacia Research Corp.	93,900	1,365,306
Amadeus Fire AG	7,678	576,719
Bureau Veritas SA	105,800	3,092,190
Michael Page International PLC	178,410	1,441,738
		6,475,953
Road & Rail - 1.7%
CSX Corp.	436,612	12,561,327
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	60,702	$ 4,692,265
Norfolk Southern Corp.	60,580	5,623,641
		22,877,233
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	38,757	1,561,132
Beijer (G&L) AG Series B	14,547	316,640
Brenntag AG	3,000	556,127
MSC Industrial Direct Co., Inc. Class A	55,943	4,524,110
W.W. Grainger, Inc.	15,070	3,849,179
Watsco, Inc.	5,210	500,473
		11,307,661
TOTAL INDUSTRIALS		153,896,333
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	895,200	20,097,240
QUALCOMM, Inc.	156,610	11,628,293
		31,725,533
Computers & Peripherals - 4.0%
Apple, Inc.	94,583	53,071,467
EMC Corp.	98,466	2,476,420
		55,547,887
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	21,700	1,195,887
Internet Software & Services - 2.1%
Google, Inc. Class A (a)	25,347	28,406,636
IT Services - 5.8%
Accenture PLC Class A	38,660	3,178,625
Cognizant Technology Solutions Corp. Class A (a)	73,108	7,382,446
Fidelity National Information Services, Inc.	88,711	4,762,006
IBM Corp.	27,230	5,107,531
MasterCard, Inc. Class A	18,505	15,460,187
Paychex, Inc.	491,391	22,373,032
The Western Union Co.	372,330	6,422,693
Visa, Inc. Class A	65,370	14,556,592
		79,243,112
Semiconductors & Semiconductor Equipment - 1.6%
Altera Corp.	115,050	3,742,577
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	62,690	$ 3,192,802
Applied Materials, Inc.	406,470	7,190,454
Broadcom Corp. Class A	213,201	6,321,410
Maxim Integrated Products, Inc.	43,110	1,203,200
		21,650,443
Software - 3.1%
Microsoft Corp.	1,039,829	38,920,799
Oracle Corp.	110,048	4,210,436
		43,131,235
TOTAL INFORMATION TECHNOLOGY		260,900,733
MATERIALS - 2.3%
Chemicals - 2.1%
Airgas, Inc.	31,810	3,557,949
E.I. du Pont de Nemours & Co.	63,820	4,146,385
FMC Corp.	32,800	2,475,088
Johnson Matthey PLC	17,162	932,157
Monsanto Co.	76,115	8,871,203
Potash Corp. of Saskatchewan, Inc.	34,110	1,124,530
Royal DSM NV	14,800	1,163,798
Syngenta AG (Switzerland)	14,789	5,896,332
Tronox Ltd. Class A	21,089	486,523
		28,653,965
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	26,801	1,011,470
Grupo Mexico SA de CV Series B	267,700	893,444
Southern Copper Corp.	54,807	1,573,509
		3,478,423
TOTAL MATERIALS		32,132,388
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	41,140	1,310,309
Verizon Communications, Inc.	344,095	16,908,828
		18,219,137
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	157,416	$ 6,188,023
TOTAL TELECOMMUNICATION SERVICES		24,407,160
UTILITIES - 0.7%
Electric Utilities - 0.4%
Ceske Energeticke Zavody A/S	12,000	312,397
Duke Energy Corp.	5,910	407,849
EDF SA	36,100	1,275,588
Hawaiian Electric Industries, Inc.	52,645	1,371,929
ITC Holdings Corp.	12,510	1,198,708
Northeast Utilities	18,260	774,041
		5,340,512
Multi-Utilities - 0.3%
E.ON AG	97,305	1,795,765
National Grid PLC	14,380	188,079
Sempra Energy	26,110	2,343,634
		4,327,478
TOTAL UTILITIES		9,667,990
TOTAL COMMON STOCKS (Cost $1,247,037,061)		1,359,131,857
Convertible Preferred Stocks - 0.5%

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Alere, Inc. 3.00%	21,671	6,204,407
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	18,800	1,230,836
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,935,018)		7,435,243
Convertible Bonds - 0.3%
	Principal Amount	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17	$ 820,000	$ 775,786
5% 10/15/18 (g)	750,000	714,758
Peabody Energy Corp. 4.75% 12/15/41	1,920,000	1,518,000
		3,008,544
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Volcano Corp. 1.75% 12/1/17	500,000	491,900
TOTAL CONVERTIBLE BONDS (Cost $3,415,999)		3,500,444
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 2/6/14 (Cost $9,999)	10,000	10,000
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $829,390)	540,000	847,280
Money Market Funds - 1.4%
Shares
Fidelity Cash Central Fund, 0.11% (b)	6,692,625	6,692,625
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	12,857,469	12,857,469
TOTAL MONEY MARKET FUNDS (Cost $19,550,094)		19,550,094
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,277,777,561)		1,390,474,918
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,184,480)
NET ASSETS - 100%		$ 1,375,290,438
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $847,280 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $714,758 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 750,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,390
Fidelity Securities Lending Cash Central Fund	18,189
Total	$ 21,579
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 128,857,872	$ 128,857,872	$ -	$ -
Consumer Staples	164,991,911	161,118,542	3,873,369	-
Energy	162,109,617	150,012,824	12,096,793	-
Financials	261,934,153	258,972,078	2,962,075	-
Health Care	166,438,107	159,285,956	7,152,151	-
Industrials	155,127,169	155,127,169	-	-
Information Technology	260,900,733	260,900,733	-	-
Materials	32,132,388	25,342,612	6,789,776	-
Telecommunication Services	24,407,160	24,407,160	-	-
Utilities	9,667,990	9,479,911	188,079	-
Corporate Bonds	3,500,444	-	3,500,444	-
U.S. Government and Government Agency Obligations	10,000	-	10,000	-
Preferred Securities	847,280	-	847,280	-
Money Market Funds	19,550,094	19,550,094	-	-
Total Investments in Securities:	$ 1,390,474,918	$ 1,353,054,951	$ 37,419,967	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
United Kingdom	6.1%
Canada	1.9%
France	1.3%
Switzerland	1.2%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,422,351) - See accompanying schedule: Unaffiliated issuers (cost $1,258,227,467)	$ 1,370,924,824
Fidelity Central Funds (cost $19,550,094)	19,550,094
Total Investments (cost $1,277,777,561)		$ 1,390,474,918
Receivable for investments sold		13,298,051
Receivable for fund shares sold		20,088
Dividends receivable		1,831,506
Interest receivable		22,289
Distributions receivable from Fidelity Central Funds		10,258
Prepaid expenses		665
Other affiliated receivables		179,138
Other receivables		2,091
Total assets		1,405,839,004

Liabilities
Payable for investments purchased	$ 3,116,505
Payable for fund shares redeemed	13,772,834
Accrued management fee	507,999
Other affiliated payables	217,574
Other payables and accrued expenses	76,185
Collateral on securities loaned, at value	12,857,469
Total liabilities		30,548,566

Net Assets		$ 1,375,290,438
Net Assets consist of:
Paid in capital		$ 1,261,607,118
Undistributed net investment income		7,938
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		978,475
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,696,907
Net Assets, for 106,015,776 shares outstanding		$ 1,375,290,438
Net Asset Value, offering price and redemption price per share ($1,375,290,438 ÷ 106,015,776 shares)		$ 12.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 9,174,836
Interest		61,731
Income from Fidelity Central Funds		21,579
Total income		9,258,146

Expenses
Management fee	$ 1,803,675
Transfer agent fees	720,014
Accounting and security lending fees	133,903
Custodian fees and expenses	47,415
Independent trustees' compensation	1,264
Registration fees	31,962
Audit	17,434
Legal	1,122
Interest	89
Miscellaneous	494
Total expenses before reductions	2,757,372
Expense reductions	(4,142)	2,753,230
Net investment income (loss)		6,504,916
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,900,082
Foreign currency transactions	(8,283)
Futures contracts	(39,243)
Total net realized gain (loss)		10,852,556
Change in net unrealized appreciation (depreciation) on: Investment securities	92,462,127
Assets and liabilities in foreign currencies	(450)
Total change in net unrealized appreciation (depreciation)		92,461,677
Net gain (loss)		103,314,233
Net increase (decrease) in net assets resulting from operations		$ 109,819,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	For the period December 6, 2012 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,504,916	$ 1,224,506
Net realized gain (loss)	10,852,556	2,233,113
Change in net unrealized appreciation (depreciation)	92,461,677	20,235,230
Net increase (decrease) in net assets resulting from operations	109,819,149	23,692,849
Distributions to shareholders from net investment income	(7,583,527)	(136,030)
Distributions to shareholders from net realized gain	(12,109,121)	-
Total distributions	(19,692,648)	(136,030)
Share transactions Proceeds from sales of shares	1,164,275,469	157,115,877
Reinvestment of distributions	19,692,648	136,030
Cost of shares redeemed	(68,760,167)	(10,852,739)
Net increase (decrease) in net assets resulting from share transactions	1,115,207,950	146,399,168
Total increase (decrease) in net assets	1,205,334,451	169,955,987

Net Assets
Beginning of period	169,955,987	-
End of period (including undistributed net investment income of $7,938 and undistributed net investment income of $1,086,549, respectively)	$ 1,375,290,438	$ 169,955,987
Other Information Shares
Sold	95,250,924	15,645,460
Issued in reinvestment of distributions	1,565,610	13,468
Redeemed	(5,486,458)	(973,228)
Net increase (decrease)	91,330,076	14,685,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.08
Net realized and unrealized gain (loss)	1.64	1.50
Total from investment operations	1.74	1.58
Distributions from net investment income	(.09)	(.01)
Distributions from net realized gain	(.25)	-
Total distributions	(.34)	(.01)
Net asset value, end of period	$ 12.97	$ 11.57
Total Return B, C	15.20%	15.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A	.84% A
Expenses net of fee waivers, if any	.71% A	.84% A
Expenses net of all reductions	.70% A	.83% A
Net investment income (loss)	1.66% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,375,290	$ 169,956
Portfolio turnover rate F	41% A	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Series Growth & Income Fund (formerly Fidelity Advisor® Series Mega Cap Fund) (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 121,852,752
Gross unrealized depreciation	(9,478,297)
Net unrealized appreciation (depreciation) on securities and other investments	$ 112,374,455

Tax cost	$ 1,278,100,463

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(39,243) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $1,258,697,351 and $160,667,674, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee would have been subject to a performance adjustment effective December 1, 2013. However, effective August 1, 2013, the performance adjustment was removed and the individual fund fee rate decreased from .30% to .20% of the Fund's average net assets. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,340 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,270,500.31%		$ 89

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $984,552,932 in exchange for 80,754,305 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $270 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,189. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount to the Fund in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,142 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Growth & Income Fund (formerly known as Fidelity Advisor Series Mega Cap Fund)

At its July 2013 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amended and restated management contract for the fund and to submit the contract to shareholders for approval. In connection with its approval to re-position the fund as a growth and income fund, including changes to the fund's investment objective, strategies, and performance benchmark, the Board voted to amend and restate the fund's management contract to (i) reduce the fund's individual fund fee rate by 0.10% and (ii) remove the fund's performance adjustment. The Board noted that the fund's performance adjustment had not yet taken effect because the fund had been in operation for less than 12 months.

Also at its July 2013 meeting, the Board approved an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which Fidelity Management & Research Company (FMR) has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. In reaching its determination to approve the amendment to the Advisory Contract, the Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the amendment to the fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AMHTI-SANN-0214
1.950944.101

Fidelity®

Fund -
Class K

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Fund	.53%
Actual		$ 1,000.00	$ 1,161.60	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70
Class K	.42%
Actual		$ 1,000.00	$ 1,162.20	$ 2.29
Hypothetical A		$ 1,000.00	$ 1,023.09	$ 2.14

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.8	3.4
Apple, Inc.	3.7	1.3
Citigroup, Inc.	2.6	2.8
Bank of America Corp.	2.5	1.8
JPMorgan Chase & Co.	2.4	2.0
Amgen, Inc.	2.1	1.9
Wells Fargo & Co.	2.0	2.3
Monsanto Co.	2.0	1.9
The Boeing Co.	1.9	0.4
Honeywell International, Inc.	1.9	2.0
	24.9
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	19.6
Information Technology	18.2	15.2
Industrials	13.7	9.3
Consumer Discretionary	13.3	15.6
Health Care	12.8	12.4
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 99.5%		Stocks 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	7.6%	** Foreign investments	7.2%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	1,145,098	$ 89,764
Household Durables - 0.6%
Whirlpool Corp.	234,100	36,721
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	250,000	99,698
Media - 4.8%
CBS Corp. Class B	650,000	41,431
Comcast Corp. Class A	2,007,000	104,294
The Walt Disney Co.	773,800	59,118
Time Warner, Inc.	1,100,000	76,692
		281,535
Specialty Retail - 2.6%
Home Depot, Inc.	1,064,800	87,676
TJX Companies, Inc.	1,068,900	68,121
		155,797
Textiles, Apparel & Luxury Goods - 1.7%
Ralph Lauren Corp.	290,873	51,359
VF Corp.	800,000	49,872
		101,231
TOTAL CONSUMER DISCRETIONARY		764,746
CONSUMER STAPLES - 8.8%
Beverages - 1.5%
The Coca-Cola Co.	2,198,500	90,820
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	400,000	47,604
CVS Caremark Corp.	1,446,700	103,540
Walgreen Co.	900,000	51,696
		202,840
Food Products - 1.7%
Bunge Ltd.	688,800	56,557
Mondelez International, Inc.	1,275,000	45,008
		101,565
Household Products - 1.7%
Procter & Gamble Co.	950,000	77,340
Svenska Cellulosa AB (SCA) (B Shares)	650,000	20,010
		97,350
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Japan Tobacco, Inc.	874,000	$ 28,439
TOTAL CONSUMER STAPLES		521,014
ENERGY - 6.6%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	426,900	24,410
Halliburton Co.	725,000	36,794
		61,204
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	628,350	49,841
Chevron Corp.	766,700	95,768
EOG Resources, Inc.	270,000	45,317
Marathon Oil Corp.	1,100,000	38,830
MPLX LP (d)	300,900	13,402
Occidental Petroleum Corp.	470,700	44,764
The Williams Companies, Inc.	1,047,000	40,383
		328,305
TOTAL ENERGY		389,509
FINANCIALS - 18.5%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	237,700	42,135
Invesco Ltd.	1,150,000	41,860
Morgan Stanley	2,148,700	67,383
		151,378
Commercial Banks - 3.3%
M&T Bank Corp.	314,300	36,591
SunTrust Banks, Inc.	1,064,900	39,199
Wells Fargo & Co.	2,669,167	121,180
		196,970
Consumer Finance - 2.5%
American Express Co.	917,092	83,208
Discover Financial Services	1,123,400	62,854
		146,062
Diversified Financial Services - 8.3%
Bank of America Corp.	9,656,700	150,355
Citigroup, Inc.	2,902,510	151,250
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	2,457,000	$ 143,685
McGraw-Hill Companies, Inc.	585,625	45,796
		491,086
Insurance - 1.4%
American International Group, Inc.	1,655,000	84,488
Real Estate Management & Development - 0.4%
Altisource Residential Corp. Class B	850,000	25,594
TOTAL FINANCIALS		1,095,578
HEALTH CARE - 12.8%
Biotechnology - 6.7%
Actelion Ltd.	175,000	14,782
Amgen, Inc.	1,074,700	122,688
Biogen Idec, Inc. (a)	369,600	103,396
Cubist Pharmaceuticals, Inc.	228,900	15,764
Genmab A/S (a)	350,000	13,683
Gilead Sciences, Inc. (a)	1,214,800	91,292
Seattle Genetics, Inc. (a)	314,300	12,537
Theravance, Inc. (a)	646,233	23,038
		397,180
Health Care Providers & Services - 1.9%
HCA Holdings, Inc.	400,000	19,084
Henry Schein, Inc. (a)	351,300	40,140
McKesson Corp.	325,000	52,455
		111,679
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	200,000	22,124
Pharmaceuticals - 3.8%
AbbVie, Inc.	1,300,000	68,653
Actavis PLC (a)	400,000	67,200
Mylan, Inc. (a)	750,000	32,550
Perrigo Co. PLC	270,000	41,434
Pfizer, Inc.	429,400	13,153
		222,990
TOTAL HEALTH CARE		753,973
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 13.7%
Aerospace & Defense - 5.2%
Honeywell International, Inc.	1,204,200	$ 110,028
Textron, Inc.	2,233,600	82,107
The Boeing Co.	840,000	114,652
		306,787
Airlines - 0.3%
JetBlue Airways Corp. (a)	2,300,000	19,665
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	1,172,875	67,569
Electrical Equipment - 0.7%
Generac Holdings, Inc.	699,090	39,596
Industrial Conglomerates - 2.7%
3M Co.	575,000	80,644
Danaher Corp.	991,900	76,575
		157,219
Machinery - 2.2%
Cummins, Inc.	539,000	75,983
Illinois Tool Works, Inc.	650,000	54,652
		130,635
Road & Rail - 1.5%
Union Pacific Corp.	518,300	87,074
TOTAL INDUSTRIALS		808,545
INFORMATION TECHNOLOGY - 18.2%
Computers & Peripherals - 3.7%
Apple, Inc.	388,500	217,991
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,172,738	104,585
Internet Software & Services - 5.6%
Facebook, Inc. Class A (a)	975,000	53,294
Google, Inc. Class A (a)	199,800	223,915
Yahoo!, Inc. (a)	1,350,000	54,594
		331,803
IT Services - 2.4%
Fidelity National Information Services, Inc.	660,700	35,466
Visa, Inc. Class A	467,600	104,125
		139,591
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	1,550,000	$ 27,420
NXP Semiconductors NV (a)	1,138,500	52,291
		79,711
Software - 3.4%
Adobe Systems, Inc. (a)	1,500,000	89,820
Microsoft Corp.	2,925,000	109,483
		199,303
TOTAL INFORMATION TECHNOLOGY		1,072,984
MATERIALS - 6.8%
Chemicals - 3.9%
Celanese Corp. Class A	775,000	42,865
CF Industries Holdings, Inc.	160,000	37,286
Monsanto Co.	1,034,900	120,618
W.R. Grace & Co. (a)	298,100	29,473
		230,242
Construction Materials - 2.9%
Martin Marietta Materials, Inc.	737,000	73,656
Vulcan Materials Co.	1,622,954	96,436
		170,092
TOTAL MATERIALS		400,334
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SoftBank Corp.	550,000	48,263
TOTAL COMMON STOCKS (Cost $4,407,814)		5,854,946
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany) (Cost $21,444)	225,000	23,419
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	91,962,298	$ 91,962
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	836,000	836
TOTAL MONEY MARKET FUNDS (Cost $92,798)		92,798
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $4,522,056)		5,971,163
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(64,655)
NET ASSETS - 100%		$ 5,906,508
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 36
Fidelity Securities Lending Cash Central Fund	293
Total	$ 329
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 788,165	$ 788,165	$ -	$ -
Consumer Staples	521,014	492,575	28,439	-
Energy	389,509	389,509	-	-
Financials	1,095,578	1,095,578	-	-
Health Care	753,973	753,973	-	-
Industrials	808,545	808,545	-	-
Information Technology	1,072,984	1,072,984	-	-
Materials	400,334	400,334	-	-
Telecommunication Services	48,263	-	48,263	-
Money Market Funds	92,798	92,798	-	-
Total Investments in Securities:	$ 5,971,163	$ 5,894,461	$ 76,702	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $846) - See accompanying schedule: Unaffiliated issuers (cost $4,429,258)	$ 5,878,365
Fidelity Central Funds (cost $92,798)	92,798
Total Investments (cost $4,522,056)		$ 5,971,163
Cash		1
Receivable for investments sold		77,703
Receivable for fund shares sold		1,889
Dividends receivable		2,927
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		14
Other receivables		355
Total assets		6,054,063

Liabilities
Payable for investments purchased	$ 23,832
Payable for fund shares redeemed	120,166
Accrued management fee	1,679
Other affiliated payables	787
Other payables and accrued expenses	255
Collateral on securities loaned, at value	836
Total liabilities		147,555

Net Assets		$ 5,906,508
Net Assets consist of:
Paid in capital		$ 4,357,785
Distributions in excess of net investment income		(430)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		100,046
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,449,107
Net Assets		$ 5,906,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,806,865 ÷ 112,712 shares)	$ 42.65

Class K: Net Asset Value, offering price and redemption price per share ($1,099,643 ÷ 25,796 shares)	$ 42.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 39,207
Income from Fidelity Central Funds		329
Total income		39,536

Expenses
Management fee	$ 9,780
Transfer agent fees	4,143
Accounting and security lending fees	558
Custodian fees and expenses	50
Independent trustees' compensation	14
Registration fees	41
Audit	36
Legal	21
Miscellaneous	20
Total expenses before reductions	14,663
Expense reductions	(88)	14,575
Net investment income (loss)		24,961
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	266,860
Foreign currency transactions	91
Total net realized gain (loss)		266,951
Change in net unrealized appreciation (depreciation) on: Investment securities	566,022
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		566,033
Net gain (loss)		832,984
Net increase (decrease) in net assets resulting from operations		$ 857,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,961	$ 64,671
Net realized gain (loss)	266,951	526,204
Change in net unrealized appreciation (depreciation)	566,033	240,754
Net increase (decrease) in net assets resulting from operations	857,945	831,629
Distributions to shareholders from net investment income	(45,769)	(73,239)
Distributions to shareholders from net realized gain	(408,216)	-
Total distributions	(453,985)	(73,239)
Share transactions - net increase (decrease)	57,727	(492,060)
Total increase (decrease) in net assets	461,687	266,330

Net Assets
Beginning of period	5,444,821	5,178,491
End of period (including distributions in excess of net investment income of $430 and undistributed net investment income of $20,378, respectively)	$ 5,906,508	$ 5,444,821

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95	$ 35.69
Income from Investment Operations
Net investment income (loss) D	.17	.44	.37	.27 G	.23	.44
Net realized and unrealized gain (loss)	6.02	5.31	.02	8.27	2.25	(10.77)
Total from investment operations	6.19	5.75	.39	8.54	2.48	(10.33)
Distributions from net investment income	(.32)	(.49)	(.23)	(.27)	(.35)	(.42)
Distributions from net realized gain	(2.98)	-	-	-	-	(.99)
Total distributions	(3.31) I	(.49)	(.23)	(.27)	(.35)	(1.41)
Net asset value, end of period	$ 42.65	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95
Total Return B,C	16.16%	16.85%	1.21%	32.89%	10.40%	(29.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.56%	.58%	.59%	.61%	.64%
Expenses net of fee waivers, if any	.53% A	.56%	.58%	.59%	.61%	.64%
Expenses net of all reductions	.53% A	.55%	.58%	.58%	.60%	.64%
Net investment income (loss)	.85% A	1.18%	1.13%	.86% G	.82%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$ 4,807	$ 4,451	$ 4,364	$ 5,072	$ 4,412	$ 4,442
Portfolio turnover rate F	87% A	113%	102%	88%	77%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96	$ 35.70
Income from Investment Operations
Net investment income (loss) D	.20	.49	.42	.32 G	.28	.42
Net realized and unrealized gain (loss)	6.01	5.31	.02	8.27	2.24	(10.70)
Total from investment operations	6.21	5.80	.44	8.59	2.52	(10.28)
Distributions from net investment income	(.38)	(.54)	(.27)	(.32)	(.40)	(.47)
Distributions from net realized gain	(2.98)	-	-	-	-	(.99)
Total distributions	(3.36)	(.54)	(.27)	(.32)	(.40)	(1.46)
Net asset value, end of period	$ 42.63	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96
Total Return B,C	16.22%	17.03%	1.37%	33.10%	10.54%	(29.59)%
Ratios to Average Net Assets E,H
Expenses before reductions	.42% A	.42%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.42% A	.42%	.43%	.43%	.44%	.45%
Expenses net of all reductions	.41% A	.41%	.42%	.42%	.43%	.45%
Net investment income (loss)	.97% A	1.32%	1.29%	1.02% G	.99%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$ 1,100	$ 994	$ 814	$ 663	$ 426	$ 274
Portfolio turnover rate F	87% A	113%	102%	88%	77%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, deferred trustees compensation, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,430,189
Gross unrealized depreciation	(11,797)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,418,392

Tax cost	$ 4,552,771

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,444,357 and $2,716,023, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 3,893.17
Class K	250.05
	$ 4,143

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $69 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,957.30%		$ -*

* Amount represents sixty-seven dollars.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $293, including $1 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by thirty-eight dollars.

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8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $20.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013	Year ended June 30, 2013
From net investment income
Fidelity Fund	$ 36,307	$ 59,871
Class K	9,462	13,368
Total	$ 45,769	$ 73,239
From net realized gain
Fidelity Fund	$ 333,624	$ -
Class K	74,592	-
Total	$ 408,216	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013	Six months ended December 31, 2013	Year ended June 30, 2013
Fidelity Fund
Shares sold	2,680	6,586	$ 109,888	$ 245,372
Reinvestment of distributions	8,565	1,584	347,030	55,780
Shares redeemed	(10,460)	(22,706)	(431,215)	(844,733)
Net increase (decrease)	785	(14,536)	$ 25,703	$ (543,581)
Class K
Shares sold	1,472	6,352	$ 59,869	$ 236,538
Reinvestment of distributions	2,075	380	84,054	13,368
Shares redeemed	(2,729)	(5,340)	(111,899)	(198,385)
Net increase (decrease)	818	1,392	$ 32,024	$ 51,521

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2012 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50).Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

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Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-K-USAN-0214
1.863257.105

Fidelity®

Fund

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Fund	.53%
Actual		$ 1,000.00	$ 1,161.60	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70
Class K	.42%
Actual		$ 1,000.00	$ 1,162.20	$ 2.29
Hypothetical A		$ 1,000.00	$ 1,023.09	$ 2.14

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.8	3.4
Apple, Inc.	3.7	1.3
Citigroup, Inc.	2.6	2.8
Bank of America Corp.	2.5	1.8
JPMorgan Chase & Co.	2.4	2.0
Amgen, Inc.	2.1	1.9
Wells Fargo & Co.	2.0	2.3
Monsanto Co.	2.0	1.9
The Boeing Co.	1.9	0.4
Honeywell International, Inc.	1.9	2.0
	24.9
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	19.6
Information Technology	18.2	15.2
Industrials	13.7	9.3
Consumer Discretionary	13.3	15.6
Health Care	12.8	12.4
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 99.5%		Stocks 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	7.6%	** Foreign investments	7.2%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	1,145,098	$ 89,764
Household Durables - 0.6%
Whirlpool Corp.	234,100	36,721
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	250,000	99,698
Media - 4.8%
CBS Corp. Class B	650,000	41,431
Comcast Corp. Class A	2,007,000	104,294
The Walt Disney Co.	773,800	59,118
Time Warner, Inc.	1,100,000	76,692
		281,535
Specialty Retail - 2.6%
Home Depot, Inc.	1,064,800	87,676
TJX Companies, Inc.	1,068,900	68,121
		155,797
Textiles, Apparel & Luxury Goods - 1.7%
Ralph Lauren Corp.	290,873	51,359
VF Corp.	800,000	49,872
		101,231
TOTAL CONSUMER DISCRETIONARY		764,746
CONSUMER STAPLES - 8.8%
Beverages - 1.5%
The Coca-Cola Co.	2,198,500	90,820
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	400,000	47,604
CVS Caremark Corp.	1,446,700	103,540
Walgreen Co.	900,000	51,696
		202,840
Food Products - 1.7%
Bunge Ltd.	688,800	56,557
Mondelez International, Inc.	1,275,000	45,008
		101,565
Household Products - 1.7%
Procter & Gamble Co.	950,000	77,340
Svenska Cellulosa AB (SCA) (B Shares)	650,000	20,010
		97,350
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Japan Tobacco, Inc.	874,000	$ 28,439
TOTAL CONSUMER STAPLES		521,014
ENERGY - 6.6%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	426,900	24,410
Halliburton Co.	725,000	36,794
		61,204
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	628,350	49,841
Chevron Corp.	766,700	95,768
EOG Resources, Inc.	270,000	45,317
Marathon Oil Corp.	1,100,000	38,830
MPLX LP (d)	300,900	13,402
Occidental Petroleum Corp.	470,700	44,764
The Williams Companies, Inc.	1,047,000	40,383
		328,305
TOTAL ENERGY		389,509
FINANCIALS - 18.5%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	237,700	42,135
Invesco Ltd.	1,150,000	41,860
Morgan Stanley	2,148,700	67,383
		151,378
Commercial Banks - 3.3%
M&T Bank Corp.	314,300	36,591
SunTrust Banks, Inc.	1,064,900	39,199
Wells Fargo & Co.	2,669,167	121,180
		196,970
Consumer Finance - 2.5%
American Express Co.	917,092	83,208
Discover Financial Services	1,123,400	62,854
		146,062
Diversified Financial Services - 8.3%
Bank of America Corp.	9,656,700	150,355
Citigroup, Inc.	2,902,510	151,250
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	2,457,000	$ 143,685
McGraw-Hill Companies, Inc.	585,625	45,796
		491,086
Insurance - 1.4%
American International Group, Inc.	1,655,000	84,488
Real Estate Management & Development - 0.4%
Altisource Residential Corp. Class B	850,000	25,594
TOTAL FINANCIALS		1,095,578
HEALTH CARE - 12.8%
Biotechnology - 6.7%
Actelion Ltd.	175,000	14,782
Amgen, Inc.	1,074,700	122,688
Biogen Idec, Inc. (a)	369,600	103,396
Cubist Pharmaceuticals, Inc.	228,900	15,764
Genmab A/S (a)	350,000	13,683
Gilead Sciences, Inc. (a)	1,214,800	91,292
Seattle Genetics, Inc. (a)	314,300	12,537
Theravance, Inc. (a)	646,233	23,038
		397,180
Health Care Providers & Services - 1.9%
HCA Holdings, Inc.	400,000	19,084
Henry Schein, Inc. (a)	351,300	40,140
McKesson Corp.	325,000	52,455
		111,679
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	200,000	22,124
Pharmaceuticals - 3.8%
AbbVie, Inc.	1,300,000	68,653
Actavis PLC (a)	400,000	67,200
Mylan, Inc. (a)	750,000	32,550
Perrigo Co. PLC	270,000	41,434
Pfizer, Inc.	429,400	13,153
		222,990
TOTAL HEALTH CARE		753,973
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 13.7%
Aerospace & Defense - 5.2%
Honeywell International, Inc.	1,204,200	$ 110,028
Textron, Inc.	2,233,600	82,107
The Boeing Co.	840,000	114,652
		306,787
Airlines - 0.3%
JetBlue Airways Corp. (a)	2,300,000	19,665
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	1,172,875	67,569
Electrical Equipment - 0.7%
Generac Holdings, Inc.	699,090	39,596
Industrial Conglomerates - 2.7%
3M Co.	575,000	80,644
Danaher Corp.	991,900	76,575
		157,219
Machinery - 2.2%
Cummins, Inc.	539,000	75,983
Illinois Tool Works, Inc.	650,000	54,652
		130,635
Road & Rail - 1.5%
Union Pacific Corp.	518,300	87,074
TOTAL INDUSTRIALS		808,545
INFORMATION TECHNOLOGY - 18.2%
Computers & Peripherals - 3.7%
Apple, Inc.	388,500	217,991
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,172,738	104,585
Internet Software & Services - 5.6%
Facebook, Inc. Class A (a)	975,000	53,294
Google, Inc. Class A (a)	199,800	223,915
Yahoo!, Inc. (a)	1,350,000	54,594
		331,803
IT Services - 2.4%
Fidelity National Information Services, Inc.	660,700	35,466
Visa, Inc. Class A	467,600	104,125
		139,591
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	1,550,000	$ 27,420
NXP Semiconductors NV (a)	1,138,500	52,291
		79,711
Software - 3.4%
Adobe Systems, Inc. (a)	1,500,000	89,820
Microsoft Corp.	2,925,000	109,483
		199,303
TOTAL INFORMATION TECHNOLOGY		1,072,984
MATERIALS - 6.8%
Chemicals - 3.9%
Celanese Corp. Class A	775,000	42,865
CF Industries Holdings, Inc.	160,000	37,286
Monsanto Co.	1,034,900	120,618
W.R. Grace & Co. (a)	298,100	29,473
		230,242
Construction Materials - 2.9%
Martin Marietta Materials, Inc.	737,000	73,656
Vulcan Materials Co.	1,622,954	96,436
		170,092
TOTAL MATERIALS		400,334
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SoftBank Corp.	550,000	48,263
TOTAL COMMON STOCKS (Cost $4,407,814)		5,854,946
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany) (Cost $21,444)	225,000	23,419
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	91,962,298	$ 91,962
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	836,000	836
TOTAL MONEY MARKET FUNDS (Cost $92,798)		92,798
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $4,522,056)		5,971,163
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(64,655)
NET ASSETS - 100%		$ 5,906,508
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 36
Fidelity Securities Lending Cash Central Fund	293
Total	$ 329
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 788,165	$ 788,165	$ -	$ -
Consumer Staples	521,014	492,575	28,439	-
Energy	389,509	389,509	-	-
Financials	1,095,578	1,095,578	-	-
Health Care	753,973	753,973	-	-
Industrials	808,545	808,545	-	-
Information Technology	1,072,984	1,072,984	-	-
Materials	400,334	400,334	-	-
Telecommunication Services	48,263	-	48,263	-
Money Market Funds	92,798	92,798	-	-
Total Investments in Securities:	$ 5,971,163	$ 5,894,461	$ 76,702	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $846) - See accompanying schedule: Unaffiliated issuers (cost $4,429,258)	$ 5,878,365
Fidelity Central Funds (cost $92,798)	92,798
Total Investments (cost $4,522,056)		$ 5,971,163
Cash		1
Receivable for investments sold		77,703
Receivable for fund shares sold		1,889
Dividends receivable		2,927
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		14
Other receivables		355
Total assets		6,054,063

Liabilities
Payable for investments purchased	$ 23,832
Payable for fund shares redeemed	120,166
Accrued management fee	1,679
Other affiliated payables	787
Other payables and accrued expenses	255
Collateral on securities loaned, at value	836
Total liabilities		147,555

Net Assets		$ 5,906,508
Net Assets consist of:
Paid in capital		$ 4,357,785
Distributions in excess of net investment income		(430)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		100,046
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,449,107
Net Assets		$ 5,906,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,806,865 ÷ 112,712 shares)	$ 42.65

Class K: Net Asset Value, offering price and redemption price per share ($1,099,643 ÷ 25,796 shares)	$ 42.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 39,207
Income from Fidelity Central Funds		329
Total income		39,536

Expenses
Management fee	$ 9,780
Transfer agent fees	4,143
Accounting and security lending fees	558
Custodian fees and expenses	50
Independent trustees' compensation	14
Registration fees	41
Audit	36
Legal	21
Miscellaneous	20
Total expenses before reductions	14,663
Expense reductions	(88)	14,575
Net investment income (loss)		24,961
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	266,860
Foreign currency transactions	91
Total net realized gain (loss)		266,951
Change in net unrealized appreciation (depreciation) on: Investment securities	566,022
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		566,033
Net gain (loss)		832,984
Net increase (decrease) in net assets resulting from operations		$ 857,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,961	$ 64,671
Net realized gain (loss)	266,951	526,204
Change in net unrealized appreciation (depreciation)	566,033	240,754
Net increase (decrease) in net assets resulting from operations	857,945	831,629
Distributions to shareholders from net investment income	(45,769)	(73,239)
Distributions to shareholders from net realized gain	(408,216)	-
Total distributions	(453,985)	(73,239)
Share transactions - net increase (decrease)	57,727	(492,060)
Total increase (decrease) in net assets	461,687	266,330

Net Assets
Beginning of period	5,444,821	5,178,491
End of period (including distributions in excess of net investment income of $430 and undistributed net investment income of $20,378, respectively)	$ 5,906,508	$ 5,444,821

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95	$ 35.69
Income from Investment Operations
Net investment income (loss) D	.17	.44	.37	.27 G	.23	.44
Net realized and unrealized gain (loss)	6.02	5.31	.02	8.27	2.25	(10.77)
Total from investment operations	6.19	5.75	.39	8.54	2.48	(10.33)
Distributions from net investment income	(.32)	(.49)	(.23)	(.27)	(.35)	(.42)
Distributions from net realized gain	(2.98)	-	-	-	-	(.99)
Total distributions	(3.31) I	(.49)	(.23)	(.27)	(.35)	(1.41)
Net asset value, end of period	$ 42.65	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95
Total Return B,C	16.16%	16.85%	1.21%	32.89%	10.40%	(29.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.56%	.58%	.59%	.61%	.64%
Expenses net of fee waivers, if any	.53% A	.56%	.58%	.59%	.61%	.64%
Expenses net of all reductions	.53% A	.55%	.58%	.58%	.60%	.64%
Net investment income (loss)	.85% A	1.18%	1.13%	.86% G	.82%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$ 4,807	$ 4,451	$ 4,364	$ 5,072	$ 4,412	$ 4,442
Portfolio turnover rate F	87% A	113%	102%	88%	77%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96	$ 35.70
Income from Investment Operations
Net investment income (loss) D	.20	.49	.42	.32 G	.28	.42
Net realized and unrealized gain (loss)	6.01	5.31	.02	8.27	2.24	(10.70)
Total from investment operations	6.21	5.80	.44	8.59	2.52	(10.28)
Distributions from net investment income	(.38)	(.54)	(.27)	(.32)	(.40)	(.47)
Distributions from net realized gain	(2.98)	-	-	-	-	(.99)
Total distributions	(3.36)	(.54)	(.27)	(.32)	(.40)	(1.46)
Net asset value, end of period	$ 42.63	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96
Total Return B,C	16.22%	17.03%	1.37%	33.10%	10.54%	(29.59)%
Ratios to Average Net Assets E,H
Expenses before reductions	.42% A	.42%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.42% A	.42%	.43%	.43%	.44%	.45%
Expenses net of all reductions	.41% A	.41%	.42%	.42%	.43%	.45%
Net investment income (loss)	.97% A	1.32%	1.29%	1.02% G	.99%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$ 1,100	$ 994	$ 814	$ 663	$ 426	$ 274
Portfolio turnover rate F	87% A	113%	102%	88%	77%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, deferred trustees compensation, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,430,189
Gross unrealized depreciation	(11,797)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,418,392

Tax cost	$ 4,552,771

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,444,357 and $2,716,023, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 3,893.17
Class K	250.05
	$ 4,143

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $69 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,957.30%		$ -*

* Amount represents sixty-seven dollars.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $293, including $1 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by thirty-eight dollars.

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8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $20.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013	Year ended June 30, 2013
From net investment income
Fidelity Fund	$ 36,307	$ 59,871
Class K	9,462	13,368
Total	$ 45,769	$ 73,239
From net realized gain
Fidelity Fund	$ 333,624	$ -
Class K	74,592	-
Total	$ 408,216	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013	Six months ended December 31, 2013	Year ended June 30, 2013
Fidelity Fund
Shares sold	2,680	6,586	$ 109,888	$ 245,372
Reinvestment of distributions	8,565	1,584	347,030	55,780
Shares redeemed	(10,460)	(22,706)	(431,215)	(844,733)
Net increase (decrease)	785	(14,536)	$ 25,703	$ (543,581)
Class K
Shares sold	1,472	6,352	$ 59,869	$ 236,538
Reinvestment of distributions	2,075	380	84,054	13,368
Shares redeemed	(2,729)	(5,340)	(111,899)	(198,385)
Net increase (decrease)	818	1,392	$ 32,024	$ 51,521

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2012 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50).Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-USAN-0214
1.787780.110

Fidelity®

Growth Discovery
Fund -
Class K

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Growth Discovery	.83%
Actual		$ 1,000.00	$ 1,218.40	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class K	.69%
Actual		$ 1,000.00	$ 1,219.90	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	6.6	2.3
Google, Inc. Class A	4.3	3.1
Microsoft Corp.	3.1	0.0
Harley-Davidson, Inc.	3.0	2.7
Apple, Inc.	2.5	2.8
Green Mountain Coffee Roasters, Inc.	2.5	3.0
Home Depot, Inc.	2.5	3.1
QUALCOMM, Inc.	2.3	1.4
Visa, Inc. Class A	1.9	2.3
Amazon.com, Inc.	1.8	1.5
	30.5
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.1	26.4
Consumer Discretionary	19.5	21.9
Health Care	16.9	16.6
Consumer Staples	9.3	10.6
Industrials	7.8	7.2
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 98.9%		Stocks 99.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	12.6%	** Foreign investments	11.1%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.4%
Automobiles - 3.5%
Harley-Davidson, Inc.	478,094	$ 33,103
Tesla Motors, Inc. (a)	39,161	5,889
		38,992
Diversified Consumer Services - 1.3%
Anhanguera Educacional Participacoes SA	634,900	4,046
H&R Block, Inc.	94,188	2,735
Kroton Educacional SA	445,000	7,472
		14,253
Hotels, Restaurants & Leisure - 3.8%
China Lodging Group Ltd. ADR (a)	6,500	198
Chipotle Mexican Grill, Inc. (a)	8,221	4,380
Dunkin' Brands Group, Inc.	133,069	6,414
Las Vegas Sands Corp.	30,800	2,429
Starbucks Corp.	237,926	18,651
Yum! Brands, Inc.	138,937	10,505
		42,577
Household Durables - 0.6%
Mohawk Industries, Inc. (a)	41,529	6,184
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	51,068	20,365
TripAdvisor, Inc. (a)	56,683	4,695
		25,060
Leisure Equipment & Products - 0.0%
NJOY, Inc. (a)(e)	56,145	454
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	171,443	8,552
Specialty Retail - 5.4%
CarMax, Inc. (a)	111,952	5,264
Five Below, Inc. (a)	38,100	1,646
GNC Holdings, Inc.	134,744	7,876
Home Depot, Inc.	338,224	27,849
TJX Companies, Inc.	81,415	5,189
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	59,286	5,722
Urban Outfitters, Inc. (a)	189,157	7,018
		60,564
Textiles, Apparel & Luxury Goods - 1.8%
ECLAT Textile Co. Ltd.	322,900	3,637
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	76,600	$ 6,219
NIKE, Inc. Class B	131,067	10,307
		20,163
TOTAL CONSUMER DISCRETIONARY		216,799
CONSUMER STAPLES - 9.3%
Beverages - 1.2%
Monster Beverage Corp. (a)	33,353	2,260
SABMiller PLC	116,724	5,994
The Coca-Cola Co.	132,236	5,463
		13,717
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	52,100	6,200
Sprouts Farmers Market LLC	15,090	580
Whole Foods Market, Inc.	101,551	5,873
		12,653
Food Products - 3.8%
Annie's, Inc. (a)	33,551	1,444
Green Mountain Coffee Roasters, Inc. (d)	370,572	28,008
Mead Johnson Nutrition Co. Class A	12,329	1,033
The Hershey Co.	118,797	11,551
		42,036
Household Products - 1.8%
Procter & Gamble Co.	249,186	20,286
Personal Products - 1.3%
Herbalife Ltd.	169,629	13,350
Inter Parfums, Inc.	36,423	1,304
		14,654
TOTAL CONSUMER STAPLES		103,346
ENERGY - 3.5%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	42,842	2,550
Dril-Quip, Inc. (a)	49,858	5,481
National Oilwell Varco, Inc.	26,824	2,133
Oceaneering International, Inc.	85,656	6,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pason Systems, Inc.	18,300	$ 396
RigNet, Inc. (a)	100,961	4,839
		22,156
Oil, Gas & Consumable Fuels - 1.5%
Bonanza Creek Energy, Inc. (a)	111,208	4,834
Continental Resources, Inc. (a)	29,026	3,266
Noble Energy, Inc.	50,600	3,446
Pioneer Natural Resources Co.	25,900	4,767
		16,313
TOTAL ENERGY		38,469
FINANCIALS - 7.1%
Capital Markets - 4.1%
BlackRock, Inc. Class A	22,694	7,182
E*TRADE Financial Corp. (a)	325,259	6,388
Harvest Capital Credit Corp. (d)	36,900	554
Invesco Ltd.	327,484	11,920
KKR & Co. LP	137,209	3,340
Legg Mason, Inc. (d)	95,400	4,148
The Blackstone Group LP	334,569	10,539
Virtus Investment Partners, Inc. (a)	7,700	1,540
		45,611
Commercial Banks - 1.0%
First Republic Bank	42,500	2,225
HDFC Bank Ltd. sponsored ADR	255,555	8,801
		11,026
Consumer Finance - 0.7%
American Express Co.	67,984	6,168
Mahindra & Mahindra Financial Services Ltd.	136,100	706
Shriram Transport Finance Co. Ltd.	115,050	1,251
		8,125
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	22,900	2,715
McGraw-Hill Companies, Inc.	85,012	6,648
		9,363
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	73,800	$ 391
Realogy Holdings Corp. (a)	90,281	4,466
		4,857
TOTAL FINANCIALS		78,982
HEALTH CARE - 16.9%
Biotechnology - 8.9%
Actelion Ltd.	17,384	1,468
Alexion Pharmaceuticals, Inc. (a)	42,994	5,721
Amgen, Inc.	58,714	6,703
Biogen Idec, Inc. (a)	56,079	15,688
BioMarin Pharmaceutical, Inc. (a)	136,696	9,606
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	42
Enanta Pharmaceuticals, Inc.	90,191	2,460
Gentium SpA sponsored ADR (a)	58,967	3,367
Gilead Sciences, Inc. (a)	233,900	17,578
Insmed, Inc. (a)	295,678	5,029
Kamada (a)	253,853	3,775
Ophthotech Corp.	26,845	868
Regeneron Pharmaceuticals, Inc. (a)	18,484	5,088
Swedish Orphan Biovitrum AB (a)	380,526	3,949
Theravance, Inc. (a)(d)	316,151	11,271
United Therapeutics Corp. (a)	37,245	4,212
Vanda Pharmaceuticals, Inc. (a)	208,048	2,582
		99,407
Health Care Equipment & Supplies - 0.6%
AxoGen, Inc. (a)	74,066	333
GI Dynamics, Inc. CDI (a)	161,679	108
Intuitive Surgical, Inc. (a)	2,900	1,114
The Cooper Companies, Inc.	45,807	5,673
		7,228
Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	116,209	1,778
Express Scripts Holding Co. (a)	142,880	10,036
Qualicorp SA (a)	238,800	2,298
		14,112
Health Care Technology - 0.3%
Cerner Corp. (a)	64,723	3,608
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	88,626	$ 9,804
Pharmaceuticals - 4.9%
AbbVie, Inc.	257,999	13,625
Actavis PLC (a)	74,682	12,547
Cadence Pharmaceuticals, Inc. (a)	224,578	2,032
Novo Nordisk A/S Series B	32,697	5,995
Pacira Pharmaceuticals, Inc. (a)	82,284	4,731
Perrigo Co. PLC	39,132	6,005
Valeant Pharmaceuticals International, Inc. (Canada) (a)	85,451	10,025
		54,960
TOTAL HEALTH CARE		189,119
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.3%
TransDigm Group, Inc.	52,927	8,522
United Technologies Corp.	145,912	16,605
		25,127
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	35,853	1,683
Building Products - 0.3%
A.O. Smith Corp.	65,844	3,552
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	38,433	1,136
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	18,191	1,146
MasTec, Inc. (a)	18,300	599
		1,745
Electrical Equipment - 1.6%
AMETEK, Inc.	106,445	5,606
Generac Holdings, Inc.	96,384	5,459
Power Solutions International, Inc. (a)	16,821	1,263
Roper Industries, Inc.	42,314	5,868
		18,196
Industrial Conglomerates - 1.5%
Danaher Corp.	218,292	16,852
Machinery - 0.9%
Graco, Inc.	12,616	986
Haitian International Holdings Ltd.	61,000	138
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	312,947	$ 7,298
Weg SA	89,200	1,189
		9,611
Professional Services - 0.8%
Equifax, Inc.	36,242	2,504
Verisk Analytics, Inc. (a)	100,867	6,629
		9,133
TOTAL INDUSTRIALS		87,035
INFORMATION TECHNOLOGY - 29.1%
Communications Equipment - 2.3%
QUALCOMM, Inc.	342,163	25,406
Computers & Peripherals - 2.5%
Apple, Inc.	50,118	28,122
Electronic Equipment & Components - 0.6%
National Instruments Corp.	17,100	548
TE Connectivity Ltd.	114,200	6,294
		6,842
Internet Software & Services - 13.8%
Cornerstone OnDemand, Inc. (a)	62,003	3,307
CoStar Group, Inc. (a)	25,241	4,659
Facebook, Inc. Class A (a)	1,355,191	74,071
Google, Inc. Class A (a)	43,016	48,208
LinkedIn Corp. (a)	12,040	2,611
MercadoLibre, Inc.	5,120	552
Naver Corp.	4,906	3,364
SPS Commerce, Inc. (a)	60,572	3,955
Textura Corp.	82,039	2,456
Twitter, Inc.	8,300	528
Xoom Corp.	16,800	460
Yahoo!, Inc. (a)	239,559	9,688
		153,859
IT Services - 2.1%
Gartner, Inc. Class A (a)	36,818	2,616
Visa, Inc. Class A	93,924	20,915
		23,531
Software - 7.8%
ANSYS, Inc. (a)	1,222	107
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Modelling Group Ltd.	134,200	$ 3,362
Diligent Board Member Services, Inc. (a)	144,301	451
Electronic Arts, Inc. (a)	241,534	5,541
FireEye, Inc.	155,657	6,788
FleetMatics Group PLC (a)	39,650	1,715
Microsoft Corp.	916,400	34,301
salesforce.com, Inc. (a)	353,164	19,491
ServiceNow, Inc. (a)	26,000	1,456
SolarWinds, Inc. (a)	33,181	1,255
Solera Holdings, Inc.	19,100	1,352
SS&C Technologies Holdings, Inc. (a)	188,404	8,339
Tableau Software, Inc.	24,800	1,709
Workday, Inc. Class A (a)	14,600	1,214
		87,081
TOTAL INFORMATION TECHNOLOGY		324,841
MATERIALS - 4.3%
Chemicals - 2.3%
FMC Corp.	91,342	6,893
LyondellBasell Industries NV Class A	44,228	3,551
Monsanto Co.	67,788	7,901
Sherwin-Williams Co.	38,795	7,119
		25,464
Construction Materials - 2.0%
Eagle Materials, Inc.	145,889	11,296
James Hardie Industries PLC sponsored ADR	51,027	2,927
Vulcan Materials Co.	147,124	8,742
		22,965
TOTAL MATERIALS		48,429
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	472,104	4,797
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	48,243	4,334
TOTAL TELECOMMUNICATION SERVICES		9,131
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.7%
ITC Holdings Corp.	85,558	$ 8,198
TOTAL COMMON STOCKS (Cost $824,464)		1,104,349
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $1,108)	239,736	1,108
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.11% (b)	15,909,836	15,910
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,410,744	29,411
TOTAL MONEY MARKET FUNDS (Cost $45,321)		45,321
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $870,893)		1,150,778
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(34,651)
NET ASSETS - 100%		$ 1,116,127
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,562,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Securities Lending Cash Central Fund	61
Total	$ 74
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 217,907	$ 204,827	$ 11,518	$ 1,562
Consumer Staples	103,346	103,346	-	-
Energy	38,469	38,469	-	-
Financials	78,982	78,591	391	-
Health Care	189,119	180,784	8,335	-
Industrials	87,035	85,846	1,189	-
Information Technology	324,841	324,841	-	-
Materials	48,429	48,429	-	-
Telecommunication Services	9,131	9,131	-	-
Utilities	8,198	8,198	-	-
Money Market Funds	45,321	45,321	-	-
Total Investments in Securities:	$ 1,150,778	$ 1,127,783	$ 21,433	$ 1,562

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 11,846
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
Ireland	2.2%
Brazil	1.4%
Canada	1.3%
Cayman Islands	1.2%
India	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,928) - See accompanying schedule: Unaffiliated issuers (cost $825,572)	$ 1,105,457
Fidelity Central Funds (cost $45,321)	45,321
Total Investments (cost $870,893)		$ 1,150,778
Receivable for fund shares sold		1,499
Dividends receivable		175
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		2
Other receivables		35
Total assets		1,152,498

Liabilities
Payable for investments purchased	$ 459
Payable for fund shares redeemed	5,804
Accrued management fee	484
Other affiliated payables	175
Other payables and accrued expenses	38
Collateral on securities loaned, at value	29,411
Total liabilities		36,371

Net Assets		$ 1,116,127
Net Assets consist of:
Paid in capital		$ 1,204,907
Distributions in excess of net investment income		(9)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(368,645)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		279,874
Net Assets		$ 1,116,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($953,110 ÷ 44,892.8 shares)	$ 21.23

Class K: Net Asset Value, offering price and redemption price per share ($163,017 ÷ 7,676.7 shares)	$ 21.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,026
Income from Fidelity Central Funds		74
Total income		4,100

Expenses
Management fee Basic fee	$ 2,815
Performance adjustment	190
Transfer agent fees	855
Accounting and security lending fees	173
Custodian fees and expenses	37
Independent trustees' compensation	2
Registration fees	17
Audit	30
Legal	4
Miscellaneous	3
Total expenses before reductions	4,126
Expense reductions	(27)	4,099
Net investment income (loss)		1
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,090
Foreign currency transactions	(17)
Total net realized gain (loss)		90,073
Change in net unrealized appreciation (depreciation) on: Investment securities	108,507
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		108,506
Net gain (loss)		198,579
Net increase (decrease) in net assets resulting from operations		$ 198,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1	$ 4,187
Net realized gain (loss)	90,073	115,817
Change in net unrealized appreciation (depreciation)	108,506	20,585
Net increase (decrease) in net assets resulting from operations	198,580	140,589
Distributions to shareholders from net investment income	(1,240)	(3,920)
Distributions to shareholders from net realized gain	(308)	-
Total distributions	(1,548)	(3,920)
Share transactions - net increase (decrease)	15,453	(251,662)
Total increase (decrease) in net assets	212,485	(114,993)

Net Assets
Beginning of period	903,642	1,018,635
End of period (including distributions in excess of net investment income of $9 and undistributed net investment income of $1,230, respectively)	$ 1,116,127	$ 903,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04	$ 14.61
Income from Investment Operations
Net investment income (loss) D	- H	.07	.04	.05	.01	.04
Net realized and unrealized gain (loss)	3.81	2.35	.26	4.37	1.52	(5.54)
Total from investment operations	3.81	2.42	.30	4.42	1.53	(5.50)
Distributions from net investment income	(.02)	(.06)	(.03)	(.03)	(.03)	(.07)
Distributions from net realized gain	(.01)	-	(.06)	(.05)	(.01)	-
Total distributions	(.03)	(.06)	(.09)	(.08)	(.03) I	(.07)
Net asset value, end of period	$ 21.23	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04
Total Return B, C	21.84%	16.09%	2.07%	42.09%	16.96%	(37.75)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.88%	.81%	.63%	.76%	.90%
Expenses net of fee waivers, if any	.83% A	.88%	.81%	.63%	.76%	.90%
Expenses net of all reductions	.83% A	.87%	.80%	.62%	.75%	.89%
Net investment income (loss)	(.02)% A	.42%	.27%	.39%	.08%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 953	$ 767	$ 875	$ 932	$ 604	$ 777
Portfolio turnover rate F	89% A	62%	74%	72%	87%	166%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05	$ 14.62
Income from Investment Operations
Net investment income (loss) D	.01	.09	.06	.08	.03	.05
Net realized and unrealized gain (loss)	3.82	2.36	.26	4.36	1.53	(5.53)
Total from investment operations	3.83	2.45	.32	4.44	1.56	(5.48)
Distributions from net investment income	(.04)	(.09)	(.06)	(.06)	(.05)	(.09)
Distributions from net realized gain	(.01)	-	(.06)	(.05)	(.01)	-
Total distributions	(.04) J	(.09)	(.11) I	(.11)	(.06) H	(.09)
Net asset value, end of period	$ 21.24	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05
Total Return B, C	21.99%	16.28%	2.27%	42.26%	17.25%	(37.60)%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.72%	.64%	.44%	.53%	.67%
Expenses net of fee waivers, if any	.69% A	.72%	.64%	.44%	.53%	.67%
Expenses net of all reductions	.68% A	.71%	.63%	.43%	.52%	.67%
Net investment income (loss)	.12% A	.58%	.44%	.58%	.31%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 137	$ 144	$ 147	$ 43	$ 31
Portfolio turnover rate F	89% A	62%	74%	72%	87%	166%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

I Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 283,633
Gross unrealized depreciation	(6,957)
Net unrealized appreciation (depreciation) on securities and other investments	$ 276,676

Tax cost	$ 874,102

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (195,979)
2018	(260,431)
Total capital loss carryforward	$ (456,410)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $450,392 and $438,942, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 818.19
Class K	37.05
	$ 855

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61 including $1 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013	Year ended June 30, 2013
From net investment income
Growth Discovery	$ 959	$ 3,196
Class K	281	724
Total	$ 1,240	$ 3,920
From net realized gain
Growth Discovery	$ 261	$ -
Class K	47	-
Total	$ 308	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013	Six months ended December 31, 2013	Year ended June 30, 2013
Growth Discovery
Shares sold	5,284	5,161	$ 104,166	$ 82,537
Reinvestment of distributions	61	198	1,152	3,039
Shares redeemed	(4,404)	(19,383)	(86,435)	(309,727)
Net increase (decrease)	941	(14,024)	$ 18,883	$ (224,151)
Class K
Shares sold	795	3,128	$ 15,493	$ 49,663
Reinvestment of distributions	17	47	328	724
Shares redeemed	(971)	(4,878)	(19,251)	(77,898)
Net increase (decrease)	(159)	(1,703)	$ (3,430)	$ (27,511)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2008 through 2010 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-K-USAN-0214
1.863273.105

Fidelity®

Growth Discovery Fund

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Growth Discovery	.83%
Actual		$ 1,000.00	$ 1,218.40	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class K	.69%
Actual		$ 1,000.00	$ 1,219.90	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	6.6	2.3
Google, Inc. Class A	4.3	3.1
Microsoft Corp.	3.1	0.0
Harley-Davidson, Inc.	3.0	2.7
Apple, Inc.	2.5	2.8
Green Mountain Coffee Roasters, Inc.	2.5	3.0
Home Depot, Inc.	2.5	3.1
QUALCOMM, Inc.	2.3	1.4
Visa, Inc. Class A	1.9	2.3
Amazon.com, Inc.	1.8	1.5
	30.5
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.1	26.4
Consumer Discretionary	19.5	21.9
Health Care	16.9	16.6
Consumer Staples	9.3	10.6
Industrials	7.8	7.2
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 98.9%		Stocks 99.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	12.6%	** Foreign investments	11.1%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.4%
Automobiles - 3.5%
Harley-Davidson, Inc.	478,094	$ 33,103
Tesla Motors, Inc. (a)	39,161	5,889
		38,992
Diversified Consumer Services - 1.3%
Anhanguera Educacional Participacoes SA	634,900	4,046
H&R Block, Inc.	94,188	2,735
Kroton Educacional SA	445,000	7,472
		14,253
Hotels, Restaurants & Leisure - 3.8%
China Lodging Group Ltd. ADR (a)	6,500	198
Chipotle Mexican Grill, Inc. (a)	8,221	4,380
Dunkin' Brands Group, Inc.	133,069	6,414
Las Vegas Sands Corp.	30,800	2,429
Starbucks Corp.	237,926	18,651
Yum! Brands, Inc.	138,937	10,505
		42,577
Household Durables - 0.6%
Mohawk Industries, Inc. (a)	41,529	6,184
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	51,068	20,365
TripAdvisor, Inc. (a)	56,683	4,695
		25,060
Leisure Equipment & Products - 0.0%
NJOY, Inc. (a)(e)	56,145	454
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	171,443	8,552
Specialty Retail - 5.4%
CarMax, Inc. (a)	111,952	5,264
Five Below, Inc. (a)	38,100	1,646
GNC Holdings, Inc.	134,744	7,876
Home Depot, Inc.	338,224	27,849
TJX Companies, Inc.	81,415	5,189
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	59,286	5,722
Urban Outfitters, Inc. (a)	189,157	7,018
		60,564
Textiles, Apparel & Luxury Goods - 1.8%
ECLAT Textile Co. Ltd.	322,900	3,637
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	76,600	$ 6,219
NIKE, Inc. Class B	131,067	10,307
		20,163
TOTAL CONSUMER DISCRETIONARY		216,799
CONSUMER STAPLES - 9.3%
Beverages - 1.2%
Monster Beverage Corp. (a)	33,353	2,260
SABMiller PLC	116,724	5,994
The Coca-Cola Co.	132,236	5,463
		13,717
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	52,100	6,200
Sprouts Farmers Market LLC	15,090	580
Whole Foods Market, Inc.	101,551	5,873
		12,653
Food Products - 3.8%
Annie's, Inc. (a)	33,551	1,444
Green Mountain Coffee Roasters, Inc. (d)	370,572	28,008
Mead Johnson Nutrition Co. Class A	12,329	1,033
The Hershey Co.	118,797	11,551
		42,036
Household Products - 1.8%
Procter & Gamble Co.	249,186	20,286
Personal Products - 1.3%
Herbalife Ltd.	169,629	13,350
Inter Parfums, Inc.	36,423	1,304
		14,654
TOTAL CONSUMER STAPLES		103,346
ENERGY - 3.5%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	42,842	2,550
Dril-Quip, Inc. (a)	49,858	5,481
National Oilwell Varco, Inc.	26,824	2,133
Oceaneering International, Inc.	85,656	6,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pason Systems, Inc.	18,300	$ 396
RigNet, Inc. (a)	100,961	4,839
		22,156
Oil, Gas & Consumable Fuels - 1.5%
Bonanza Creek Energy, Inc. (a)	111,208	4,834
Continental Resources, Inc. (a)	29,026	3,266
Noble Energy, Inc.	50,600	3,446
Pioneer Natural Resources Co.	25,900	4,767
		16,313
TOTAL ENERGY		38,469
FINANCIALS - 7.1%
Capital Markets - 4.1%
BlackRock, Inc. Class A	22,694	7,182
E*TRADE Financial Corp. (a)	325,259	6,388
Harvest Capital Credit Corp. (d)	36,900	554
Invesco Ltd.	327,484	11,920
KKR & Co. LP	137,209	3,340
Legg Mason, Inc. (d)	95,400	4,148
The Blackstone Group LP	334,569	10,539
Virtus Investment Partners, Inc. (a)	7,700	1,540
		45,611
Commercial Banks - 1.0%
First Republic Bank	42,500	2,225
HDFC Bank Ltd. sponsored ADR	255,555	8,801
		11,026
Consumer Finance - 0.7%
American Express Co.	67,984	6,168
Mahindra & Mahindra Financial Services Ltd.	136,100	706
Shriram Transport Finance Co. Ltd.	115,050	1,251
		8,125
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	22,900	2,715
McGraw-Hill Companies, Inc.	85,012	6,648
		9,363
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	73,800	$ 391
Realogy Holdings Corp. (a)	90,281	4,466
		4,857
TOTAL FINANCIALS		78,982
HEALTH CARE - 16.9%
Biotechnology - 8.9%
Actelion Ltd.	17,384	1,468
Alexion Pharmaceuticals, Inc. (a)	42,994	5,721
Amgen, Inc.	58,714	6,703
Biogen Idec, Inc. (a)	56,079	15,688
BioMarin Pharmaceutical, Inc. (a)	136,696	9,606
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	42
Enanta Pharmaceuticals, Inc.	90,191	2,460
Gentium SpA sponsored ADR (a)	58,967	3,367
Gilead Sciences, Inc. (a)	233,900	17,578
Insmed, Inc. (a)	295,678	5,029
Kamada (a)	253,853	3,775
Ophthotech Corp.	26,845	868
Regeneron Pharmaceuticals, Inc. (a)	18,484	5,088
Swedish Orphan Biovitrum AB (a)	380,526	3,949
Theravance, Inc. (a)(d)	316,151	11,271
United Therapeutics Corp. (a)	37,245	4,212
Vanda Pharmaceuticals, Inc. (a)	208,048	2,582
		99,407
Health Care Equipment & Supplies - 0.6%
AxoGen, Inc. (a)	74,066	333
GI Dynamics, Inc. CDI (a)	161,679	108
Intuitive Surgical, Inc. (a)	2,900	1,114
The Cooper Companies, Inc.	45,807	5,673
		7,228
Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	116,209	1,778
Express Scripts Holding Co. (a)	142,880	10,036
Qualicorp SA (a)	238,800	2,298
		14,112
Health Care Technology - 0.3%
Cerner Corp. (a)	64,723	3,608
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	88,626	$ 9,804
Pharmaceuticals - 4.9%
AbbVie, Inc.	257,999	13,625
Actavis PLC (a)	74,682	12,547
Cadence Pharmaceuticals, Inc. (a)	224,578	2,032
Novo Nordisk A/S Series B	32,697	5,995
Pacira Pharmaceuticals, Inc. (a)	82,284	4,731
Perrigo Co. PLC	39,132	6,005
Valeant Pharmaceuticals International, Inc. (Canada) (a)	85,451	10,025
		54,960
TOTAL HEALTH CARE		189,119
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.3%
TransDigm Group, Inc.	52,927	8,522
United Technologies Corp.	145,912	16,605
		25,127
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	35,853	1,683
Building Products - 0.3%
A.O. Smith Corp.	65,844	3,552
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	38,433	1,136
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	18,191	1,146
MasTec, Inc. (a)	18,300	599
		1,745
Electrical Equipment - 1.6%
AMETEK, Inc.	106,445	5,606
Generac Holdings, Inc.	96,384	5,459
Power Solutions International, Inc. (a)	16,821	1,263
Roper Industries, Inc.	42,314	5,868
		18,196
Industrial Conglomerates - 1.5%
Danaher Corp.	218,292	16,852
Machinery - 0.9%
Graco, Inc.	12,616	986
Haitian International Holdings Ltd.	61,000	138
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	312,947	$ 7,298
Weg SA	89,200	1,189
		9,611
Professional Services - 0.8%
Equifax, Inc.	36,242	2,504
Verisk Analytics, Inc. (a)	100,867	6,629
		9,133
TOTAL INDUSTRIALS		87,035
INFORMATION TECHNOLOGY - 29.1%
Communications Equipment - 2.3%
QUALCOMM, Inc.	342,163	25,406
Computers & Peripherals - 2.5%
Apple, Inc.	50,118	28,122
Electronic Equipment & Components - 0.6%
National Instruments Corp.	17,100	548
TE Connectivity Ltd.	114,200	6,294
		6,842
Internet Software & Services - 13.8%
Cornerstone OnDemand, Inc. (a)	62,003	3,307
CoStar Group, Inc. (a)	25,241	4,659
Facebook, Inc. Class A (a)	1,355,191	74,071
Google, Inc. Class A (a)	43,016	48,208
LinkedIn Corp. (a)	12,040	2,611
MercadoLibre, Inc.	5,120	552
Naver Corp.	4,906	3,364
SPS Commerce, Inc. (a)	60,572	3,955
Textura Corp.	82,039	2,456
Twitter, Inc.	8,300	528
Xoom Corp.	16,800	460
Yahoo!, Inc. (a)	239,559	9,688
		153,859
IT Services - 2.1%
Gartner, Inc. Class A (a)	36,818	2,616
Visa, Inc. Class A	93,924	20,915
		23,531
Software - 7.8%
ANSYS, Inc. (a)	1,222	107
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Modelling Group Ltd.	134,200	$ 3,362
Diligent Board Member Services, Inc. (a)	144,301	451
Electronic Arts, Inc. (a)	241,534	5,541
FireEye, Inc.	155,657	6,788
FleetMatics Group PLC (a)	39,650	1,715
Microsoft Corp.	916,400	34,301
salesforce.com, Inc. (a)	353,164	19,491
ServiceNow, Inc. (a)	26,000	1,456
SolarWinds, Inc. (a)	33,181	1,255
Solera Holdings, Inc.	19,100	1,352
SS&C Technologies Holdings, Inc. (a)	188,404	8,339
Tableau Software, Inc.	24,800	1,709
Workday, Inc. Class A (a)	14,600	1,214
		87,081
TOTAL INFORMATION TECHNOLOGY		324,841
MATERIALS - 4.3%
Chemicals - 2.3%
FMC Corp.	91,342	6,893
LyondellBasell Industries NV Class A	44,228	3,551
Monsanto Co.	67,788	7,901
Sherwin-Williams Co.	38,795	7,119
		25,464
Construction Materials - 2.0%
Eagle Materials, Inc.	145,889	11,296
James Hardie Industries PLC sponsored ADR	51,027	2,927
Vulcan Materials Co.	147,124	8,742
		22,965
TOTAL MATERIALS		48,429
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	472,104	4,797
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	48,243	4,334
TOTAL TELECOMMUNICATION SERVICES		9,131
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.7%
ITC Holdings Corp.	85,558	$ 8,198
TOTAL COMMON STOCKS (Cost $824,464)		1,104,349
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $1,108)	239,736	1,108
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.11% (b)	15,909,836	15,910
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,410,744	29,411
TOTAL MONEY MARKET FUNDS (Cost $45,321)		45,321
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $870,893)		1,150,778
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(34,651)
NET ASSETS - 100%		$ 1,116,127
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,562,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Securities Lending Cash Central Fund	61
Total	$ 74
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 217,907	$ 204,827	$ 11,518	$ 1,562
Consumer Staples	103,346	103,346	-	-
Energy	38,469	38,469	-	-
Financials	78,982	78,591	391	-
Health Care	189,119	180,784	8,335	-
Industrials	87,035	85,846	1,189	-
Information Technology	324,841	324,841	-	-
Materials	48,429	48,429	-	-
Telecommunication Services	9,131	9,131	-	-
Utilities	8,198	8,198	-	-
Money Market Funds	45,321	45,321	-	-
Total Investments in Securities:	$ 1,150,778	$ 1,127,783	$ 21,433	$ 1,562

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 11,846
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
Ireland	2.2%
Brazil	1.4%
Canada	1.3%
Cayman Islands	1.2%
India	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,928) - See accompanying schedule: Unaffiliated issuers (cost $825,572)	$ 1,105,457
Fidelity Central Funds (cost $45,321)	45,321
Total Investments (cost $870,893)		$ 1,150,778
Receivable for fund shares sold		1,499
Dividends receivable		175
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		2
Other receivables		35
Total assets		1,152,498

Liabilities
Payable for investments purchased	$ 459
Payable for fund shares redeemed	5,804
Accrued management fee	484
Other affiliated payables	175
Other payables and accrued expenses	38
Collateral on securities loaned, at value	29,411
Total liabilities		36,371

Net Assets		$ 1,116,127
Net Assets consist of:
Paid in capital		$ 1,204,907
Distributions in excess of net investment income		(9)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(368,645)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		279,874
Net Assets		$ 1,116,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($953,110 ÷ 44,892.8 shares)	$ 21.23

Class K: Net Asset Value, offering price and redemption price per share ($163,017 ÷ 7,676.7 shares)	$ 21.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,026
Income from Fidelity Central Funds		74
Total income		4,100

Expenses
Management fee Basic fee	$ 2,815
Performance adjustment	190
Transfer agent fees	855
Accounting and security lending fees	173
Custodian fees and expenses	37
Independent trustees' compensation	2
Registration fees	17
Audit	30
Legal	4
Miscellaneous	3
Total expenses before reductions	4,126
Expense reductions	(27)	4,099
Net investment income (loss)		1
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,090
Foreign currency transactions	(17)
Total net realized gain (loss)		90,073
Change in net unrealized appreciation (depreciation) on: Investment securities	108,507
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		108,506
Net gain (loss)		198,579
Net increase (decrease) in net assets resulting from operations		$ 198,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1	$ 4,187
Net realized gain (loss)	90,073	115,817
Change in net unrealized appreciation (depreciation)	108,506	20,585
Net increase (decrease) in net assets resulting from operations	198,580	140,589
Distributions to shareholders from net investment income	(1,240)	(3,920)
Distributions to shareholders from net realized gain	(308)	-
Total distributions	(1,548)	(3,920)
Share transactions - net increase (decrease)	15,453	(251,662)
Total increase (decrease) in net assets	212,485	(114,993)

Net Assets
Beginning of period	903,642	1,018,635
End of period (including distributions in excess of net investment income of $9 and undistributed net investment income of $1,230, respectively)	$ 1,116,127	$ 903,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04	$ 14.61
Income from Investment Operations
Net investment income (loss) D	- H	.07	.04	.05	.01	.04
Net realized and unrealized gain (loss)	3.81	2.35	.26	4.37	1.52	(5.54)
Total from investment operations	3.81	2.42	.30	4.42	1.53	(5.50)
Distributions from net investment income	(.02)	(.06)	(.03)	(.03)	(.03)	(.07)
Distributions from net realized gain	(.01)	-	(.06)	(.05)	(.01)	-
Total distributions	(.03)	(.06)	(.09)	(.08)	(.03) I	(.07)
Net asset value, end of period	$ 21.23	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04
Total Return B, C	21.84%	16.09%	2.07%	42.09%	16.96%	(37.75)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.88%	.81%	.63%	.76%	.90%
Expenses net of fee waivers, if any	.83% A	.88%	.81%	.63%	.76%	.90%
Expenses net of all reductions	.83% A	.87%	.80%	.62%	.75%	.89%
Net investment income (loss)	(.02)% A	.42%	.27%	.39%	.08%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 953	$ 767	$ 875	$ 932	$ 604	$ 777
Portfolio turnover rate F	89% A	62%	74%	72%	87%	166%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05	$ 14.62
Income from Investment Operations
Net investment income (loss) D	.01	.09	.06	.08	.03	.05
Net realized and unrealized gain (loss)	3.82	2.36	.26	4.36	1.53	(5.53)
Total from investment operations	3.83	2.45	.32	4.44	1.56	(5.48)
Distributions from net investment income	(.04)	(.09)	(.06)	(.06)	(.05)	(.09)
Distributions from net realized gain	(.01)	-	(.06)	(.05)	(.01)	-
Total distributions	(.04) J	(.09)	(.11) I	(.11)	(.06) H	(.09)
Net asset value, end of period	$ 21.24	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05
Total Return B, C	21.99%	16.28%	2.27%	42.26%	17.25%	(37.60)%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.72%	.64%	.44%	.53%	.67%
Expenses net of fee waivers, if any	.69% A	.72%	.64%	.44%	.53%	.67%
Expenses net of all reductions	.68% A	.71%	.63%	.43%	.52%	.67%
Net investment income (loss)	.12% A	.58%	.44%	.58%	.31%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 137	$ 144	$ 147	$ 43	$ 31
Portfolio turnover rate F	89% A	62%	74%	72%	87%	166%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

I Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 283,633
Gross unrealized depreciation	(6,957)
Net unrealized appreciation (depreciation) on securities and other investments	$ 276,676

Tax cost	$ 874,102

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (195,979)
2018	(260,431)
Total capital loss carryforward	$ (456,410)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $450,392 and $438,942, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 818.19
Class K	37.05
	$ 855

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61 including $1 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013	Year ended June 30, 2013
From net investment income
Growth Discovery	$ 959	$ 3,196
Class K	281	724
Total	$ 1,240	$ 3,920
From net realized gain
Growth Discovery	$ 261	$ -
Class K	47	-
Total	$ 308	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013	Six months ended December 31, 2013	Year ended June 30, 2013
Growth Discovery
Shares sold	5,284	5,161	$ 104,166	$ 82,537
Reinvestment of distributions	61	198	1,152	3,039
Shares redeemed	(4,404)	(19,383)	(86,435)	(309,727)
Net increase (decrease)	941	(14,024)	$ 18,883	$ (224,151)
Class K
Shares sold	795	3,128	$ 15,493	$ 49,663
Reinvestment of distributions	17	47	328	724
Shares redeemed	(971)	(4,878)	(19,251)	(77,898)
Net increase (decrease)	(159)	(1,703)	$ (3,430)	$ (27,511)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2008 through 2010 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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for the deaf and hearing impaired
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-USAN-0214
1.787778.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Institutional Class

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013) for Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class and for the period (August 13, 2013 to December 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2013	Expenses Paid During Period
Class A	.95%
Actual		$ 1,000.00	$ 1,163.70	$ 5.18 C
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84 D
Class T	1.22%
Actual		$ 1,000.00	$ 1,162.00	$ 6.65 C
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21 D
Class B	1.80%
Actual		$ 1,000.00	$ 1,158.50	$ 9.79 C
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15 D
Class C	1.72%
Actual		$ 1,000.00	$ 1,158.90	$ 9.36 C
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74 D
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 1,164.80	$ 3.71 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,165.70	$ 3.88 C
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62 D
Class Z	.54%
Actual		$ 1,000.00	$ 1,097.80	$ 2.19 C
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class and multiplied by 141/365 (to reflect the period August 13, 2013 to December 31, 2013) for Class Z.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	3.7
JPMorgan Chase & Co.	4.3	4.4
General Electric Co.	3.3	3.2
Microsoft Corp.	3.3	3.1
Google, Inc. Class A	2.9	2.7
Citigroup, Inc.	2.6	2.5
Chevron Corp.	2.2	2.4
Wells Fargo & Co.	2.1	3.2
Bank of America Corp.	2.1	2.0
Occidental Petroleum Corp.	2.0	2.2
	29.4
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	20.1
Financials	19.2	20.4
Energy	12.3	12.9
Health Care	11.1	12.7
Consumer Staples	11.0	10.0
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 98.8%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	10.7%	** Foreign investments	8.2%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.3%
Ford Motor Co.	577,400	$ 8,909,282
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	99,000	9,605,970
Yum! Brands, Inc.	205,100	15,507,611
		25,113,581
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	1,210,500	60,379,740
The Walt Disney Co.	209,900	16,036,360
Time Warner, Inc.	613,600	42,780,192
Twenty-First Century Fox, Inc. Class A	164,600	5,790,628
		124,986,920
Multiline Retail - 1.9%
Target Corp.	937,200	59,296,644
Specialty Retail - 1.8%
Home Depot, Inc.	60,900	5,014,506
Lowe's Companies, Inc.	1,035,400	51,304,070
		56,318,576
TOTAL CONSUMER DISCRETIONARY		274,625,003
CONSUMER STAPLES - 11.0%
Beverages - 2.8%
Diageo PLC	238,194	7,893,411
PepsiCo, Inc.	287,900	23,878,426
SABMiller PLC	155,600	7,990,217
The Coca-Cola Co.	1,152,600	47,613,906
		87,375,960
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	312,800	22,387,096
Sysco Corp.	101,100	3,649,710
Walgreen Co.	752,600	43,229,344
		69,266,150
Food Products - 1.2%
Danone SA	149,900	10,789,296
Kellogg Co.	313,300	19,133,231
Unilever NV (Certificaten Van Aandelen) (Bearer)	152,500	6,131,309
		36,053,836
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Kimberly-Clark Corp.	138,400	$ 14,457,264
Procter & Gamble Co.	738,500	60,121,285
		74,578,549
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	402,200	43,204,324
Philip Morris International, Inc.	336,230	29,295,720
		72,500,044
TOTAL CONSUMER STAPLES		339,774,539
ENERGY - 12.3%
Energy Equipment & Services - 1.8%
Halliburton Co.	362,542	18,399,007
National Oilwell Varco, Inc.	101,700	8,088,201
Schlumberger Ltd.	320,300	28,862,233
		55,349,441
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	328,405	28,223,126
BG Group PLC	768,700	16,516,251
Canadian Natural Resources Ltd.	739,000	25,003,210
Chevron Corp.	545,600	68,150,896
Exxon Mobil Corp.	386,371	39,100,745
Imperial Oil Ltd.	158,900	7,036,626
Occidental Petroleum Corp.	649,400	61,757,940
Royal Dutch Shell PLC Class A sponsored ADR	342,215	24,389,663
Suncor Energy, Inc.	892,500	31,288,962
The Williams Companies, Inc.	608,300	23,462,131
		324,929,550
TOTAL ENERGY		380,278,991
FINANCIALS - 19.2%
Capital Markets - 2.8%
Charles Schwab Corp.	1,093,900	28,441,400
Morgan Stanley	1,210,100	37,948,736
State Street Corp.	285,500	20,952,845
		87,342,981
Commercial Banks - 4.5%
PNC Financial Services Group, Inc.	250,100	19,402,758
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,038,051	$ 23,377,863
U.S. Bancorp	758,700	30,651,480
Wells Fargo & Co.	1,425,230	64,705,442
		138,137,543
Diversified Financial Services - 9.0%
Bank of America Corp.	4,085,700	63,614,349
Citigroup, Inc.	1,567,670	81,691,284
JPMorgan Chase & Co.	2,258,200	132,059,536
		277,365,169
Insurance - 2.9%
AFLAC, Inc.	104,700	6,993,960
AIA Group Ltd.	92,200	462,528
American International Group, Inc.	501,300	25,591,365
Marsh & McLennan Companies, Inc.	122,900	5,943,444
MetLife, Inc.	784,500	42,300,240
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	99,000	886,676
Prudential Financial, Inc.	97,900	9,028,338
		91,206,551
TOTAL FINANCIALS		594,052,244
HEALTH CARE - 11.1%
Biotechnology - 1.0%
Amgen, Inc.	279,090	31,860,914
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	231,900	8,888,727
Baxter International, Inc.	21,200	1,474,460
Intuitive Surgical, Inc. (a)	28,000	10,754,240
Stryker Corp.	92,400	6,942,936
		28,060,363
Health Care Providers & Services - 3.4%
Aetna, Inc.	240,200	16,475,318
Express Scripts Holding Co. (a)	261,300	18,353,712
McKesson Corp.	182,000	29,374,800
UnitedHealth Group, Inc.	435,000	32,755,500
WellPoint, Inc.	93,400	8,629,226
		105,588,556
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	100,500	11,190,675
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.4%
AbbVie, Inc.	182,900	$ 9,658,949
GlaxoSmithKline PLC sponsored ADR	448,800	23,961,432
Johnson & Johnson	530,200	48,561,018
Merck & Co., Inc.	1,145,500	57,332,275
Novartis AG sponsored ADR	115,900	9,316,042
Sanofi SA	90,598	9,675,408
Teva Pharmaceutical Industries Ltd. sponsored ADR	241,000	9,659,280
		168,164,404
TOTAL HEALTH CARE		344,864,912
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	131,400	12,006,018
The Boeing Co.	291,100	39,732,239
United Technologies Corp.	170,700	19,425,660
		71,163,917
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	384,100	40,361,228
Industrial Conglomerates - 3.8%
Danaher Corp.	178,500	13,780,200
General Electric Co.	3,672,900	102,951,387
		116,731,587
Machinery - 0.4%
Caterpillar, Inc.	100,400	9,117,324
Cummins, Inc.	36,100	5,089,017
		14,206,341
Road & Rail - 1.9%
CSX Corp.	1,018,000	29,287,860
Norfolk Southern Corp.	175,700	16,310,231
Union Pacific Corp.	71,800	12,062,400
		57,660,491
TOTAL INDUSTRIALS		300,123,564
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,640,600	$ 59,281,470
QUALCOMM, Inc.	482,800	35,847,900
		95,129,370
Computers & Peripherals - 5.2%
Apple, Inc.	255,801	143,532,497
EMC Corp.	674,800	16,971,220
		160,503,717
Internet Software & Services - 3.3%
eBay, Inc. (a)	149,300	8,195,077
Google, Inc. Class A (a)	81,750	91,618,043
Yahoo!, Inc. (a)	68,300	2,762,052
		102,575,172
IT Services - 4.8%
Accenture PLC Class A	176,300	14,495,386
Cognizant Technology Solutions Corp. Class A (a)	277,200	27,991,656
IBM Corp.	129,700	24,327,829
MasterCard, Inc. Class A	52,900	44,195,834
Visa, Inc. Class A	165,800	36,920,344
		147,931,049
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	363,300	6,426,777
Broadcom Corp. Class A	765,500	22,697,075
		29,123,852
Software - 5.3%
Adobe Systems, Inc. (a)	242,200	14,502,936
Microsoft Corp.	2,733,200	102,303,676
Oracle Corp.	887,600	33,959,576
salesforce.com, Inc. (a)	132,400	7,307,156
VMware, Inc. Class A (a)	80,700	7,239,597
		165,312,941
TOTAL INFORMATION TECHNOLOGY		700,576,101
MATERIALS - 2.5%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	296,500	19,263,605
Monsanto Co.	223,700	26,072,235
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	87,900	$ 2,897,866
Syngenta AG (Switzerland)	40,741	16,243,320
		64,477,026
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	125,100	4,721,274
Grupo Mexico SA de CV Series B	943,800	3,149,916
Southern Copper Corp.	144,500	4,148,595
		12,019,785
TOTAL MATERIALS		76,496,811
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	737,100	36,221,094
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	290,300	11,411,693
TOTAL TELECOMMUNICATION SERVICES		47,632,787
TOTAL COMMON STOCKS (Cost $2,313,894,820)		3,058,424,952
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	2,121,228
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $41,890,728)	41,890,728	41,890,728
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,357,417,367)		3,102,436,908
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,159,834)
NET ASSETS - 100%		$ 3,094,277,074
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,019
Fidelity Securities Lending Cash Central Fund	20,642
Total	$ 28,661
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 274,625,003	$ 274,625,003	$ -	$ -
Consumer Staples	339,774,539	325,749,819	14,024,720	-
Energy	380,278,991	380,278,991	-	-
Financials	594,052,244	594,052,244	-	-
Health Care	344,864,912	335,189,504	9,675,408	-
Industrials	302,244,792	302,244,792	-	-
Information Technology	700,576,101	700,576,101	-	-
Materials	76,496,811	57,103,575	19,393,236	-
Telecommunication Services	47,632,787	47,632,787	-	-
Money Market Funds	41,890,728	41,890,728	-	-
Total Investments in Securities:	$ 3,102,436,908	$ 3,059,343,544	$ 43,093,364	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
United Kingdom	5.1%
Canada	2.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,315,526,639)	$ 3,060,546,180
Fidelity Central Funds (cost $41,890,728)	41,890,728
Total Investments (cost $2,357,417,367)		$ 3,102,436,908
Foreign currency held at value (cost $309,985)		309,985
Receivable for investments sold		2,434,900
Receivable for fund shares sold		5,837,142
Dividends receivable		3,970,164
Distributions receivable from Fidelity Central Funds		13,971
Prepaid expenses		7,745
Other receivables		10,269
Total assets		3,115,021,084

Liabilities
Payable for investments purchased	$ 8,623,625
Payable for fund shares redeemed	10,356,309
Accrued management fee	1,127,172
Distribution and service plan fees payable	23,049
Other affiliated payables	526,672
Other payables and accrued expenses	87,183
Total liabilities		20,744,010

Net Assets		$ 3,094,277,074
Net Assets consist of:
Paid in capital		$ 2,341,681,770
Undistributed net investment income		832,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,745,431
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,017,608
Net Assets		$ 3,094,277,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,943,887 ÷ 2,149,301 shares)	$ 15.33

Maximum offering price per share (100/94.25 of $15.33)	$ 16.27
Class T: Net Asset Value and redemption price per share ($13,631,425 ÷ 888,685 shares)	$ 15.34

Maximum offering price per share (100/96.50 of $15.34)	$ 15.90
Class B: Net Asset Value and offering price per share ($981,978 ÷ 64,214 shares)A	$ 15.29

Class C: Net Asset Value and offering price per share ($12,924,941 ÷ 850,248 shares)A	$ 15.20

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,659,408,050 ÷ 172,431,676 shares)	$ 15.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($374,277,020 ÷ 24,340,597 shares)	$ 15.38

Class Z: Net Asset Value, offering price and redemption price per share ($109,773 ÷ 7,138 shares)	$ 15.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 29,101,635
Interest		3
Income from Fidelity Central Funds		28,661
Total income		29,130,299

Expenses
Management fee	$ 6,302,034
Transfer agent fees	2,625,073
Distribution and service plan fees	116,403
Accounting and security lending fees	411,939
Custodian fees and expenses	33,579
Independent trustees' compensation	6,199
Registration fees	137,064
Audit	27,232
Legal	8,536
Interest	999
Miscellaneous	8,767
Total expenses before reductions	9,677,825
Expense reductions	(23,680)	9,654,145
Net investment income (loss)		19,476,154
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,158,936
Foreign currency transactions	(5,656)
Total net realized gain (loss)		64,153,280
Change in net unrealized appreciation (depreciation) on: Investment securities	342,060,089
Assets and liabilities in foreign currencies	3,265
Total change in net unrealized appreciation (depreciation)		342,063,354
Net gain (loss)		406,216,634
Net increase (decrease) in net assets resulting from operations		$ 425,692,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,476,154	$ 35,288,813
Net realized gain (loss)	64,153,280	104,876,418
Change in net unrealized appreciation (depreciation)	342,063,354	321,854,450
Net increase (decrease) in net assets resulting from operations	425,692,788	462,019,681
Distributions to shareholders from net investment income	(35,705,308)	(27,575,489)
Distributions to shareholders from net realized gain	(41,770,628)	-
Total distributions	(77,475,936)	(27,575,489)
Share transactions - net increase (decrease)	181,287,545	652,982,078
Total increase (decrease) in net assets	529,504,397	1,087,426,270

Net Assets
Beginning of period	2,564,772,677	1,477,346,407
End of period (including undistributed net investment income of $832,265 and undistributed net investment income of $17,061,419, respectively)	$ 3,094,277,074	$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Income from Investment Operations
Net investment income (loss) E	.08	.17	.13	.07	.06	.10
Net realized and unrealized gain (loss)	2.11	2.43	.64	2.28	.92	(2.65)
Total from investment operations	2.19	2.60	.77	2.35	.98	(2.55)
Distributions from net investment income	(.16)	(.14)	(.09)	(.05)	(.11)	(.12)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.37)	(.14)	(.09)	(.05)	(.11)	(.14)
Net asset value, end of period	$ 15.33	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Total Return B, C, D	16.37%	23.78%	7.57%	29.23%	13.65%	(25.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of all reductions	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Net investment income (loss)	1.14% A	1.37%	1.28%	.76%	.66%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,944	$ 20,336	$ 8,527	$ 4,169	$ 2,238	$ 806
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Income from Investment Operations
Net investment income (loss) E	.06	.14	.10	.05	.03	.09
Net realized and unrealized gain (loss)	2.11	2.43	.64	2.29	.93	(2.67)
Total from investment operations	2.17	2.57	.74	2.34	.96	(2.58)
Distributions from net investment income	(.13)	(.11)	(.07)	(.03)	(.09)	(.08)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.34)	(.11)	(.07)	(.03)	(.09)	(.10)
Net asset value, end of period	$ 15.34	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Total Return B, C, D	16.20%	23.44%	7.19%	29.08%	13.32%	(26.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of fee waivers, if any	1.22% A	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of all reductions	1.22% A	1.26%	1.32%	1.32%	1.35%	1.36%
Net investment income (loss)	.87% A	1.09%	.98%	.50%	.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,631	$ 8,377	$ 2,293	$ 1,682	$ 1,073	$ 446
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.02	.07	.05	- J	(.01)	.05
Net realized and unrealized gain (loss)	2.10	2.43	.63	2.28	.92	(2.66)
Total from investment operations	2.12	2.50	.68	2.28	.91	(2.61)
Distributions from net investment income	(.04)	(.04)	(.01)	-	(.08)	(.05)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.26) K	(.04)	(.01)	-	(.08)	(.07)
Net asset value, end of period	$ 15.29	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Total Return B, C, D	15.85%	22.83%	6.62%	28.43%	12.60%	(26.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of all reductions	1.80% A	1.80%	1.81%	1.82%	1.88%	1.88%
Net investment income (loss)	.29% A	.55%	.49%	.00% H	(.12)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 982	$ 716	$ 704	$ 764	$ 667	$ 263
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of .26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.03	.07	.05	- I	(.01)	.05
Net realized and unrealized gain (loss)	2.08	2.42	.64	2.27	.92	(2.66)
Total from investment operations	2.11	2.49	.69	2.27	.91	(2.61)
Distributions from net investment income	(.08)	(.04)	(.04)	-	(.06)	(.08)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.29)	(.04)	(.04)	-	(.06)	(.10)
Net asset value, end of period	$ 15.20	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Total Return B, C, D	15.89%	22.83%	6.74%	28.34%	12.72%	(26.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of fee waivers, if any	1.72% A	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of all reductions	1.72% A	1.75%	1.79%	1.81%	1.85%	1.88%
Net investment income (loss)	.37% A	.59%	.51%	.01%	(.10)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,925	$ 7,938	$ 2,845	$ 1,913	$ 807	$ 470
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.12	2.46	.64	2.29	.93	(2.67)
Total from investment operations	2.22	2.66	.80	2.39	1.01	(2.54)
Distributions from net investment income	(.19)	(.17)	(.12)	(.07)	(.13)	(.12)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.40)	(.17)	(.12)	(.07)	(.13)	(.14)
Net asset value, end of period	$ 15.42	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Total Return B, C	16.48%	24.17%	7.83%	29.61%	13.93%	(25.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.70%	.76%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.68% A	.70%	.76%	.79%	.80%	.78%
Expenses net of all reductions	.68% A	.70%	.75%	.78%	.79%	.78%
Net investment income (loss)	1.41% A	1.64%	1.55%	1.04%	.96%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,659,408	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164
Portfolio turnover rate F	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.13	2.44	.63	2.30	.92	(2.67)
Total from investment operations	2.23	2.64	.79	2.40	1.00	(2.54)
Distributions from net investment income	(.18)	(.17)	(.11)	(.09)	(.13)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.40) H	(.17)	(.11)	(.09)	(.13)	(.15)
Net asset value, end of period	$ 15.38	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Total Return B, C	16.57%	24.06%	7.77%	29.74%	13.89%	(25.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.74%	.78%	.79%	.88%	.77%
Expenses net of fee waivers, if any	.71% A	.74%	.78%	.79%	.88%	.77%
Expenses net of all reductions	.71% A	.74%	.77%	.78%	.87%	.77%
Net investment income (loss)	1.38% A	1.61%	1.53%	1.04%	.88%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,277	$ 312,814	$ 175,833	$ 136,768	$ 1,568	$ 515
Portfolio turnover rate F	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of .40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

For the period ended December 31, 2013 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.30
Total from investment operations	1.39
Distributions from net investment income	(.10)
Distributions from net realized gain	(.21)
Total distributions	(.32) I
Net asset value, end of period	$ 15.38
Total Return B, C	9.78%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A
Expenses net of fee waivers, if any	.54% A
Expenses net of all reductions	.54% A
Net investment income (loss)	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110
Portfolio turnover rate F	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 749,037,271
Gross unrealized depreciation	(10,314,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 738,722,574

Tax cost	$ 2,363,714,334

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (9,389,653)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $430,531,957 and $330,292,010, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,071	$ 1,744
Class T	.25%	.25%	27,690	-
Class B	.75%	.25%	4,271	3,203
Class C	.75%	.25%	51,371	24,240
			$ 116,403	$ 29,187

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,664
Class T	2,381
Class B*	397
Class C*	626
$ 13,068

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,026.20
Class T	12,528.23
Class B	1,278.30
Class C	11,612.23
Mega Cap Stock	2,205,143.18
Institutional Class	367,467.22
Class Z	19.05
	$ 2,625,073

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,182 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,668,500.30%		$ 716

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6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,287 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,642. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,939,500. The weighted average interest rate was .57%. The interest expense amounted to $283 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 125
Class T	56
Class B	4
Class C	50
Mega Cap Stock	11,993
Institutional Class	1,697
$ 13,925

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,018 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,737.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013 A	Year ended June 30, 2013
From net investment income
Class A	$ 295,572	$ 137,534
Class T	98,011	36,492
Class B	2,617	2,304
Class C	56,227	13,133
Mega Cap Stock	30,989,895	23,359,421
Institutional Class	4,262,259	4,026,605
Class Z	727	-
Total	$ 35,705,308	$ 27,575,489

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10. Distributions to Shareholders - continued

	Six months ended December 31, 2013 A	Year ended June 30, 2013
From net realized gain
Class A	$ 453,140	$ -
Class T	181,208	-
Class B	13,697	-
Class C	173,595	-
Mega Cap Stock	35,870,050	-
Institutional Class	5,077,450	-
Class Z	1,488	-
Total	$ 41,770,628	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013 A	Year ended June 30, 2013	Six months ended December 31, 2013 A	Year ended June 30, 2013
Class A
Shares sold	851,388	1,001,677	$ 12,396,916	$ 12,394,211
Reinvestment of distributions	45,968	11,084	673,798	127,952
Shares redeemed	(253,556)	(279,053)	(3,678,842)	(3,495,724)
Net increase (decrease)	643,800	733,708	$ 9,391,872	$ 9,026,439
Class T
Shares sold	368,754	517,456	$ 5,359,880	$ 6,404,547
Reinvestment of distributions	18,863	3,084	276,847	35,826
Shares redeemed	(119,098)	(107,959)	(1,736,899)	(1,368,248)
Net increase (decrease)	268,519	412,581	$ 3,899,828	$ 5,072,125
Class B
Shares sold	17,257	9,952	$ 248,979	$ 125,476
Reinvestment of distributions	1,081	196	15,861	2,261
Shares redeemed	(7,477)	(20,917)	(107,776)	(255,293)
Net increase (decrease)	10,861	(10,769)	$ 157,064	$ (127,556)
Class C
Shares sold	268,435	448,373	$ 3,869,265	$ 5,664,292
Reinvestment of distributions	15,230	988	221,741	11,494
Shares redeemed	(26,844)	(116,347)	(388,566)	(1,448,415)
Net increase (decrease)	256,821	333,014	$ 3,702,440	$ 4,227,371

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013 A	Year ended June 30, 2013	Six months ended December 31, 2013 A	Year ended June 30, 2013
Mega Cap Stock
Shares sold	26,452,706	84,998,537	$ 391,127,882	$ 1,035,668,817
Reinvestment of distributions	4,142,587	1,836,891	61,007,929	21,294,763
Shares redeemed	(21,040,657)	(39,801,746)	(306,753,352)	(498,490,773)
Net increase (decrease)	9,554,636	47,033,682	$ 145,382,459	$ 558,472,807
Institutional Class
Shares sold	1,354,610	11,389,839	$ 20,077,232	$ 129,734,591
Reinvestment of distributions	626,527	338,467	9,201,440	3,911,623
Shares redeemed	(718,743)	(4,517,962)	(10,627,005)	(57,335,322)
Net increase (decrease)	1,262,394	7,210,344	$ 18,651,667	$ 76,310,892
Class Z
Shares sold	6,988	-	$ 100,000	$ -
Reinvestment of distributions	150	-	2,215	-
Net increase (decrease)	7,138	-	$ 102,215	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board noted that FMR reclassified the fund from the Income/Growth mapped group to the Growth & Capital Appreciation mapped group as FMR believes that the investment strategies of the fund better align with those of funds in the Growth & Capital Appreciation mapped group rather than those in the Income/Growth mapped group.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIII-USAN-0214
1.855222.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013) for Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class and for the period (August 13, 2013 to December 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2013	Expenses Paid During Period
Class A	.95%
Actual		$ 1,000.00	$ 1,163.70	$ 5.18 C
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84 D
Class T	1.22%
Actual		$ 1,000.00	$ 1,162.00	$ 6.65 C
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21 D
Class B	1.80%
Actual		$ 1,000.00	$ 1,158.50	$ 9.79 C
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15 D
Class C	1.72%
Actual		$ 1,000.00	$ 1,158.90	$ 9.36 C
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74 D
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 1,164.80	$ 3.71 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,165.70	$ 3.88 C
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62 D
Class Z	.54%
Actual		$ 1,000.00	$ 1,097.80	$ 2.19 C
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class and multiplied by 141/365 (to reflect the period August 13, 2013 to December 31, 2013) for Class Z.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	3.7
JPMorgan Chase & Co.	4.3	4.4
General Electric Co.	3.3	3.2
Microsoft Corp.	3.3	3.1
Google, Inc. Class A	2.9	2.7
Citigroup, Inc.	2.6	2.5
Chevron Corp.	2.2	2.4
Wells Fargo & Co.	2.1	3.2
Bank of America Corp.	2.1	2.0
Occidental Petroleum Corp.	2.0	2.2
	29.4
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	20.1
Financials	19.2	20.4
Energy	12.3	12.9
Health Care	11.1	12.7
Consumer Staples	11.0	10.0
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 98.8%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	10.7%	** Foreign investments	8.2%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.3%
Ford Motor Co.	577,400	$ 8,909,282
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	99,000	9,605,970
Yum! Brands, Inc.	205,100	15,507,611
		25,113,581
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	1,210,500	60,379,740
The Walt Disney Co.	209,900	16,036,360
Time Warner, Inc.	613,600	42,780,192
Twenty-First Century Fox, Inc. Class A	164,600	5,790,628
		124,986,920
Multiline Retail - 1.9%
Target Corp.	937,200	59,296,644
Specialty Retail - 1.8%
Home Depot, Inc.	60,900	5,014,506
Lowe's Companies, Inc.	1,035,400	51,304,070
		56,318,576
TOTAL CONSUMER DISCRETIONARY		274,625,003
CONSUMER STAPLES - 11.0%
Beverages - 2.8%
Diageo PLC	238,194	7,893,411
PepsiCo, Inc.	287,900	23,878,426
SABMiller PLC	155,600	7,990,217
The Coca-Cola Co.	1,152,600	47,613,906
		87,375,960
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	312,800	22,387,096
Sysco Corp.	101,100	3,649,710
Walgreen Co.	752,600	43,229,344
		69,266,150
Food Products - 1.2%
Danone SA	149,900	10,789,296
Kellogg Co.	313,300	19,133,231
Unilever NV (Certificaten Van Aandelen) (Bearer)	152,500	6,131,309
		36,053,836
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Kimberly-Clark Corp.	138,400	$ 14,457,264
Procter & Gamble Co.	738,500	60,121,285
		74,578,549
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	402,200	43,204,324
Philip Morris International, Inc.	336,230	29,295,720
		72,500,044
TOTAL CONSUMER STAPLES		339,774,539
ENERGY - 12.3%
Energy Equipment & Services - 1.8%
Halliburton Co.	362,542	18,399,007
National Oilwell Varco, Inc.	101,700	8,088,201
Schlumberger Ltd.	320,300	28,862,233
		55,349,441
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	328,405	28,223,126
BG Group PLC	768,700	16,516,251
Canadian Natural Resources Ltd.	739,000	25,003,210
Chevron Corp.	545,600	68,150,896
Exxon Mobil Corp.	386,371	39,100,745
Imperial Oil Ltd.	158,900	7,036,626
Occidental Petroleum Corp.	649,400	61,757,940
Royal Dutch Shell PLC Class A sponsored ADR	342,215	24,389,663
Suncor Energy, Inc.	892,500	31,288,962
The Williams Companies, Inc.	608,300	23,462,131
		324,929,550
TOTAL ENERGY		380,278,991
FINANCIALS - 19.2%
Capital Markets - 2.8%
Charles Schwab Corp.	1,093,900	28,441,400
Morgan Stanley	1,210,100	37,948,736
State Street Corp.	285,500	20,952,845
		87,342,981
Commercial Banks - 4.5%
PNC Financial Services Group, Inc.	250,100	19,402,758
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,038,051	$ 23,377,863
U.S. Bancorp	758,700	30,651,480
Wells Fargo & Co.	1,425,230	64,705,442
		138,137,543
Diversified Financial Services - 9.0%
Bank of America Corp.	4,085,700	63,614,349
Citigroup, Inc.	1,567,670	81,691,284
JPMorgan Chase & Co.	2,258,200	132,059,536
		277,365,169
Insurance - 2.9%
AFLAC, Inc.	104,700	6,993,960
AIA Group Ltd.	92,200	462,528
American International Group, Inc.	501,300	25,591,365
Marsh & McLennan Companies, Inc.	122,900	5,943,444
MetLife, Inc.	784,500	42,300,240
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	99,000	886,676
Prudential Financial, Inc.	97,900	9,028,338
		91,206,551
TOTAL FINANCIALS		594,052,244
HEALTH CARE - 11.1%
Biotechnology - 1.0%
Amgen, Inc.	279,090	31,860,914
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	231,900	8,888,727
Baxter International, Inc.	21,200	1,474,460
Intuitive Surgical, Inc. (a)	28,000	10,754,240
Stryker Corp.	92,400	6,942,936
		28,060,363
Health Care Providers & Services - 3.4%
Aetna, Inc.	240,200	16,475,318
Express Scripts Holding Co. (a)	261,300	18,353,712
McKesson Corp.	182,000	29,374,800
UnitedHealth Group, Inc.	435,000	32,755,500
WellPoint, Inc.	93,400	8,629,226
		105,588,556
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	100,500	11,190,675
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.4%
AbbVie, Inc.	182,900	$ 9,658,949
GlaxoSmithKline PLC sponsored ADR	448,800	23,961,432
Johnson & Johnson	530,200	48,561,018
Merck & Co., Inc.	1,145,500	57,332,275
Novartis AG sponsored ADR	115,900	9,316,042
Sanofi SA	90,598	9,675,408
Teva Pharmaceutical Industries Ltd. sponsored ADR	241,000	9,659,280
		168,164,404
TOTAL HEALTH CARE		344,864,912
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	131,400	12,006,018
The Boeing Co.	291,100	39,732,239
United Technologies Corp.	170,700	19,425,660
		71,163,917
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	384,100	40,361,228
Industrial Conglomerates - 3.8%
Danaher Corp.	178,500	13,780,200
General Electric Co.	3,672,900	102,951,387
		116,731,587
Machinery - 0.4%
Caterpillar, Inc.	100,400	9,117,324
Cummins, Inc.	36,100	5,089,017
		14,206,341
Road & Rail - 1.9%
CSX Corp.	1,018,000	29,287,860
Norfolk Southern Corp.	175,700	16,310,231
Union Pacific Corp.	71,800	12,062,400
		57,660,491
TOTAL INDUSTRIALS		300,123,564
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,640,600	$ 59,281,470
QUALCOMM, Inc.	482,800	35,847,900
		95,129,370
Computers & Peripherals - 5.2%
Apple, Inc.	255,801	143,532,497
EMC Corp.	674,800	16,971,220
		160,503,717
Internet Software & Services - 3.3%
eBay, Inc. (a)	149,300	8,195,077
Google, Inc. Class A (a)	81,750	91,618,043
Yahoo!, Inc. (a)	68,300	2,762,052
		102,575,172
IT Services - 4.8%
Accenture PLC Class A	176,300	14,495,386
Cognizant Technology Solutions Corp. Class A (a)	277,200	27,991,656
IBM Corp.	129,700	24,327,829
MasterCard, Inc. Class A	52,900	44,195,834
Visa, Inc. Class A	165,800	36,920,344
		147,931,049
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	363,300	6,426,777
Broadcom Corp. Class A	765,500	22,697,075
		29,123,852
Software - 5.3%
Adobe Systems, Inc. (a)	242,200	14,502,936
Microsoft Corp.	2,733,200	102,303,676
Oracle Corp.	887,600	33,959,576
salesforce.com, Inc. (a)	132,400	7,307,156
VMware, Inc. Class A (a)	80,700	7,239,597
		165,312,941
TOTAL INFORMATION TECHNOLOGY		700,576,101
MATERIALS - 2.5%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	296,500	19,263,605
Monsanto Co.	223,700	26,072,235
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	87,900	$ 2,897,866
Syngenta AG (Switzerland)	40,741	16,243,320
		64,477,026
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	125,100	4,721,274
Grupo Mexico SA de CV Series B	943,800	3,149,916
Southern Copper Corp.	144,500	4,148,595
		12,019,785
TOTAL MATERIALS		76,496,811
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	737,100	36,221,094
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	290,300	11,411,693
TOTAL TELECOMMUNICATION SERVICES		47,632,787
TOTAL COMMON STOCKS (Cost $2,313,894,820)		3,058,424,952
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	2,121,228
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $41,890,728)	41,890,728	41,890,728
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,357,417,367)		3,102,436,908
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,159,834)
NET ASSETS - 100%		$ 3,094,277,074
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,019
Fidelity Securities Lending Cash Central Fund	20,642
Total	$ 28,661
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 274,625,003	$ 274,625,003	$ -	$ -
Consumer Staples	339,774,539	325,749,819	14,024,720	-
Energy	380,278,991	380,278,991	-	-
Financials	594,052,244	594,052,244	-	-
Health Care	344,864,912	335,189,504	9,675,408	-
Industrials	302,244,792	302,244,792	-	-
Information Technology	700,576,101	700,576,101	-	-
Materials	76,496,811	57,103,575	19,393,236	-
Telecommunication Services	47,632,787	47,632,787	-	-
Money Market Funds	41,890,728	41,890,728	-	-
Total Investments in Securities:	$ 3,102,436,908	$ 3,059,343,544	$ 43,093,364	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
United Kingdom	5.1%
Canada	2.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,315,526,639)	$ 3,060,546,180
Fidelity Central Funds (cost $41,890,728)	41,890,728
Total Investments (cost $2,357,417,367)		$ 3,102,436,908
Foreign currency held at value (cost $309,985)		309,985
Receivable for investments sold		2,434,900
Receivable for fund shares sold		5,837,142
Dividends receivable		3,970,164
Distributions receivable from Fidelity Central Funds		13,971
Prepaid expenses		7,745
Other receivables		10,269
Total assets		3,115,021,084

Liabilities
Payable for investments purchased	$ 8,623,625
Payable for fund shares redeemed	10,356,309
Accrued management fee	1,127,172
Distribution and service plan fees payable	23,049
Other affiliated payables	526,672
Other payables and accrued expenses	87,183
Total liabilities		20,744,010

Net Assets		$ 3,094,277,074
Net Assets consist of:
Paid in capital		$ 2,341,681,770
Undistributed net investment income		832,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,745,431
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,017,608
Net Assets		$ 3,094,277,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,943,887 ÷ 2,149,301 shares)	$ 15.33

Maximum offering price per share (100/94.25 of $15.33)	$ 16.27
Class T: Net Asset Value and redemption price per share ($13,631,425 ÷ 888,685 shares)	$ 15.34

Maximum offering price per share (100/96.50 of $15.34)	$ 15.90
Class B: Net Asset Value and offering price per share ($981,978 ÷ 64,214 shares)A	$ 15.29

Class C: Net Asset Value and offering price per share ($12,924,941 ÷ 850,248 shares)A	$ 15.20

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,659,408,050 ÷ 172,431,676 shares)	$ 15.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($374,277,020 ÷ 24,340,597 shares)	$ 15.38

Class Z: Net Asset Value, offering price and redemption price per share ($109,773 ÷ 7,138 shares)	$ 15.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 29,101,635
Interest		3
Income from Fidelity Central Funds		28,661
Total income		29,130,299

Expenses
Management fee	$ 6,302,034
Transfer agent fees	2,625,073
Distribution and service plan fees	116,403
Accounting and security lending fees	411,939
Custodian fees and expenses	33,579
Independent trustees' compensation	6,199
Registration fees	137,064
Audit	27,232
Legal	8,536
Interest	999
Miscellaneous	8,767
Total expenses before reductions	9,677,825
Expense reductions	(23,680)	9,654,145
Net investment income (loss)		19,476,154
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,158,936
Foreign currency transactions	(5,656)
Total net realized gain (loss)		64,153,280
Change in net unrealized appreciation (depreciation) on: Investment securities	342,060,089
Assets and liabilities in foreign currencies	3,265
Total change in net unrealized appreciation (depreciation)		342,063,354
Net gain (loss)		406,216,634
Net increase (decrease) in net assets resulting from operations		$ 425,692,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,476,154	$ 35,288,813
Net realized gain (loss)	64,153,280	104,876,418
Change in net unrealized appreciation (depreciation)	342,063,354	321,854,450
Net increase (decrease) in net assets resulting from operations	425,692,788	462,019,681
Distributions to shareholders from net investment income	(35,705,308)	(27,575,489)
Distributions to shareholders from net realized gain	(41,770,628)	-
Total distributions	(77,475,936)	(27,575,489)
Share transactions - net increase (decrease)	181,287,545	652,982,078
Total increase (decrease) in net assets	529,504,397	1,087,426,270

Net Assets
Beginning of period	2,564,772,677	1,477,346,407
End of period (including undistributed net investment income of $832,265 and undistributed net investment income of $17,061,419, respectively)	$ 3,094,277,074	$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Income from Investment Operations
Net investment income (loss) E	.08	.17	.13	.07	.06	.10
Net realized and unrealized gain (loss)	2.11	2.43	.64	2.28	.92	(2.65)
Total from investment operations	2.19	2.60	.77	2.35	.98	(2.55)
Distributions from net investment income	(.16)	(.14)	(.09)	(.05)	(.11)	(.12)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.37)	(.14)	(.09)	(.05)	(.11)	(.14)
Net asset value, end of period	$ 15.33	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Total Return B, C, D	16.37%	23.78%	7.57%	29.23%	13.65%	(25.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of all reductions	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Net investment income (loss)	1.14% A	1.37%	1.28%	.76%	.66%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,944	$ 20,336	$ 8,527	$ 4,169	$ 2,238	$ 806
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Income from Investment Operations
Net investment income (loss) E	.06	.14	.10	.05	.03	.09
Net realized and unrealized gain (loss)	2.11	2.43	.64	2.29	.93	(2.67)
Total from investment operations	2.17	2.57	.74	2.34	.96	(2.58)
Distributions from net investment income	(.13)	(.11)	(.07)	(.03)	(.09)	(.08)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.34)	(.11)	(.07)	(.03)	(.09)	(.10)
Net asset value, end of period	$ 15.34	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Total Return B, C, D	16.20%	23.44%	7.19%	29.08%	13.32%	(26.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of fee waivers, if any	1.22% A	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of all reductions	1.22% A	1.26%	1.32%	1.32%	1.35%	1.36%
Net investment income (loss)	.87% A	1.09%	.98%	.50%	.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,631	$ 8,377	$ 2,293	$ 1,682	$ 1,073	$ 446
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.02	.07	.05	- J	(.01)	.05
Net realized and unrealized gain (loss)	2.10	2.43	.63	2.28	.92	(2.66)
Total from investment operations	2.12	2.50	.68	2.28	.91	(2.61)
Distributions from net investment income	(.04)	(.04)	(.01)	-	(.08)	(.05)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.26) K	(.04)	(.01)	-	(.08)	(.07)
Net asset value, end of period	$ 15.29	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Total Return B, C, D	15.85%	22.83%	6.62%	28.43%	12.60%	(26.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of all reductions	1.80% A	1.80%	1.81%	1.82%	1.88%	1.88%
Net investment income (loss)	.29% A	.55%	.49%	.00% H	(.12)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 982	$ 716	$ 704	$ 764	$ 667	$ 263
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of .26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.03	.07	.05	- I	(.01)	.05
Net realized and unrealized gain (loss)	2.08	2.42	.64	2.27	.92	(2.66)
Total from investment operations	2.11	2.49	.69	2.27	.91	(2.61)
Distributions from net investment income	(.08)	(.04)	(.04)	-	(.06)	(.08)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.29)	(.04)	(.04)	-	(.06)	(.10)
Net asset value, end of period	$ 15.20	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Total Return B, C, D	15.89%	22.83%	6.74%	28.34%	12.72%	(26.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of fee waivers, if any	1.72% A	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of all reductions	1.72% A	1.75%	1.79%	1.81%	1.85%	1.88%
Net investment income (loss)	.37% A	.59%	.51%	.01%	(.10)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,925	$ 7,938	$ 2,845	$ 1,913	$ 807	$ 470
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.12	2.46	.64	2.29	.93	(2.67)
Total from investment operations	2.22	2.66	.80	2.39	1.01	(2.54)
Distributions from net investment income	(.19)	(.17)	(.12)	(.07)	(.13)	(.12)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.40)	(.17)	(.12)	(.07)	(.13)	(.14)
Net asset value, end of period	$ 15.42	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Total Return B, C	16.48%	24.17%	7.83%	29.61%	13.93%	(25.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.70%	.76%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.68% A	.70%	.76%	.79%	.80%	.78%
Expenses net of all reductions	.68% A	.70%	.75%	.78%	.79%	.78%
Net investment income (loss)	1.41% A	1.64%	1.55%	1.04%	.96%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,659,408	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164
Portfolio turnover rate F	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.13	2.44	.63	2.30	.92	(2.67)
Total from investment operations	2.23	2.64	.79	2.40	1.00	(2.54)
Distributions from net investment income	(.18)	(.17)	(.11)	(.09)	(.13)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.40) H	(.17)	(.11)	(.09)	(.13)	(.15)
Net asset value, end of period	$ 15.38	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Total Return B, C	16.57%	24.06%	7.77%	29.74%	13.89%	(25.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.74%	.78%	.79%	.88%	.77%
Expenses net of fee waivers, if any	.71% A	.74%	.78%	.79%	.88%	.77%
Expenses net of all reductions	.71% A	.74%	.77%	.78%	.87%	.77%
Net investment income (loss)	1.38% A	1.61%	1.53%	1.04%	.88%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,277	$ 312,814	$ 175,833	$ 136,768	$ 1,568	$ 515
Portfolio turnover rate F	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of .40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

For the period ended December 31, 2013 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.30
Total from investment operations	1.39
Distributions from net investment income	(.10)
Distributions from net realized gain	(.21)
Total distributions	(.32) I
Net asset value, end of period	$ 15.38
Total Return B, C	9.78%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A
Expenses net of fee waivers, if any	.54% A
Expenses net of all reductions	.54% A
Net investment income (loss)	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110
Portfolio turnover rate F	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 749,037,271
Gross unrealized depreciation	(10,314,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 738,722,574

Tax cost	$ 2,363,714,334

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (9,389,653)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $430,531,957 and $330,292,010, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,071	$ 1,744
Class T	.25%	.25%	27,690	-
Class B	.75%	.25%	4,271	3,203
Class C	.75%	.25%	51,371	24,240
			$ 116,403	$ 29,187

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,664
Class T	2,381
Class B*	397
Class C*	626
$ 13,068

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,026.20
Class T	12,528.23
Class B	1,278.30
Class C	11,612.23
Mega Cap Stock	2,205,143.18
Institutional Class	367,467.22
Class Z	19.05
	$ 2,625,073

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,182 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,668,500.30%		$ 716

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,287 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,642. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,939,500. The weighted average interest rate was .57%. The interest expense amounted to $283 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 125
Class T	56
Class B	4
Class C	50
Mega Cap Stock	11,993
Institutional Class	1,697
$ 13,925

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,018 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,737.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013 A	Year ended June 30, 2013
From net investment income
Class A	$ 295,572	$ 137,534
Class T	98,011	36,492
Class B	2,617	2,304
Class C	56,227	13,133
Mega Cap Stock	30,989,895	23,359,421
Institutional Class	4,262,259	4,026,605
Class Z	727	-
Total	$ 35,705,308	$ 27,575,489

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10. Distributions to Shareholders - continued

	Six months ended December 31, 2013 A	Year ended June 30, 2013
From net realized gain
Class A	$ 453,140	$ -
Class T	181,208	-
Class B	13,697	-
Class C	173,595	-
Mega Cap Stock	35,870,050	-
Institutional Class	5,077,450	-
Class Z	1,488	-
Total	$ 41,770,628	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013 A	Year ended June 30, 2013	Six months ended December 31, 2013 A	Year ended June 30, 2013
Class A
Shares sold	851,388	1,001,677	$ 12,396,916	$ 12,394,211
Reinvestment of distributions	45,968	11,084	673,798	127,952
Shares redeemed	(253,556)	(279,053)	(3,678,842)	(3,495,724)
Net increase (decrease)	643,800	733,708	$ 9,391,872	$ 9,026,439
Class T
Shares sold	368,754	517,456	$ 5,359,880	$ 6,404,547
Reinvestment of distributions	18,863	3,084	276,847	35,826
Shares redeemed	(119,098)	(107,959)	(1,736,899)	(1,368,248)
Net increase (decrease)	268,519	412,581	$ 3,899,828	$ 5,072,125
Class B
Shares sold	17,257	9,952	$ 248,979	$ 125,476
Reinvestment of distributions	1,081	196	15,861	2,261
Shares redeemed	(7,477)	(20,917)	(107,776)	(255,293)
Net increase (decrease)	10,861	(10,769)	$ 157,064	$ (127,556)
Class C
Shares sold	268,435	448,373	$ 3,869,265	$ 5,664,292
Reinvestment of distributions	15,230	988	221,741	11,494
Shares redeemed	(26,844)	(116,347)	(388,566)	(1,448,415)
Net increase (decrease)	256,821	333,014	$ 3,702,440	$ 4,227,371

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013 A	Year ended June 30, 2013	Six months ended December 31, 2013 A	Year ended June 30, 2013
Mega Cap Stock
Shares sold	26,452,706	84,998,537	$ 391,127,882	$ 1,035,668,817
Reinvestment of distributions	4,142,587	1,836,891	61,007,929	21,294,763
Shares redeemed	(21,040,657)	(39,801,746)	(306,753,352)	(498,490,773)
Net increase (decrease)	9,554,636	47,033,682	$ 145,382,459	$ 558,472,807
Institutional Class
Shares sold	1,354,610	11,389,839	$ 20,077,232	$ 129,734,591
Reinvestment of distributions	626,527	338,467	9,201,440	3,911,623
Shares redeemed	(718,743)	(4,517,962)	(10,627,005)	(57,335,322)
Net increase (decrease)	1,262,394	7,210,344	$ 18,651,667	$ 76,310,892
Class Z
Shares sold	6,988	-	$ 100,000	$ -
Reinvestment of distributions	150	-	2,215	-
Net increase (decrease)	7,138	-	$ 102,215	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board noted that FMR reclassified the fund from the Income/Growth mapped group to the Growth & Capital Appreciation mapped group as FMR believes that the investment strategies of the fund better align with those of funds in the Growth & Capital Appreciation mapped group rather than those in the Income/Growth mapped group.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGII-USAN-0214
1.855229.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class Z

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Class Z
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013) for Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class and for the period (August 13, 2013 to December 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2013	Expenses Paid During Period
Class A	.95%
Actual		$ 1,000.00	$ 1,163.70	$ 5.18 C
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84 D
Class T	1.22%
Actual		$ 1,000.00	$ 1,162.00	$ 6.65 C
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21 D
Class B	1.80%
Actual		$ 1,000.00	$ 1,158.50	$ 9.79 C
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15 D
Class C	1.72%
Actual		$ 1,000.00	$ 1,158.90	$ 9.36 C
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74 D
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 1,164.80	$ 3.71 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,165.70	$ 3.88 C
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62 D
Class Z	.54%
Actual		$ 1,000.00	$ 1,097.80	$ 2.19 C
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class and multiplied by 141/365 (to reflect the period August 13, 2013 to December 31, 2013) for Class Z.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	3.7
JPMorgan Chase & Co.	4.3	4.4
General Electric Co.	3.3	3.2
Microsoft Corp.	3.3	3.1
Google, Inc. Class A	2.9	2.7
Citigroup, Inc.	2.6	2.5
Chevron Corp.	2.2	2.4
Wells Fargo & Co.	2.1	3.2
Bank of America Corp.	2.1	2.0
Occidental Petroleum Corp.	2.0	2.2
	29.4
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	20.1
Financials	19.2	20.4
Energy	12.3	12.9
Health Care	11.1	12.7
Consumer Staples	11.0	10.0
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 98.8%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	10.7%	** Foreign investments	8.2%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.3%
Ford Motor Co.	577,400	$ 8,909,282
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	99,000	9,605,970
Yum! Brands, Inc.	205,100	15,507,611
		25,113,581
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	1,210,500	60,379,740
The Walt Disney Co.	209,900	16,036,360
Time Warner, Inc.	613,600	42,780,192
Twenty-First Century Fox, Inc. Class A	164,600	5,790,628
		124,986,920
Multiline Retail - 1.9%
Target Corp.	937,200	59,296,644
Specialty Retail - 1.8%
Home Depot, Inc.	60,900	5,014,506
Lowe's Companies, Inc.	1,035,400	51,304,070
		56,318,576
TOTAL CONSUMER DISCRETIONARY		274,625,003
CONSUMER STAPLES - 11.0%
Beverages - 2.8%
Diageo PLC	238,194	7,893,411
PepsiCo, Inc.	287,900	23,878,426
SABMiller PLC	155,600	7,990,217
The Coca-Cola Co.	1,152,600	47,613,906
		87,375,960
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	312,800	22,387,096
Sysco Corp.	101,100	3,649,710
Walgreen Co.	752,600	43,229,344
		69,266,150
Food Products - 1.2%
Danone SA	149,900	10,789,296
Kellogg Co.	313,300	19,133,231
Unilever NV (Certificaten Van Aandelen) (Bearer)	152,500	6,131,309
		36,053,836
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Kimberly-Clark Corp.	138,400	$ 14,457,264
Procter & Gamble Co.	738,500	60,121,285
		74,578,549
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	402,200	43,204,324
Philip Morris International, Inc.	336,230	29,295,720
		72,500,044
TOTAL CONSUMER STAPLES		339,774,539
ENERGY - 12.3%
Energy Equipment & Services - 1.8%
Halliburton Co.	362,542	18,399,007
National Oilwell Varco, Inc.	101,700	8,088,201
Schlumberger Ltd.	320,300	28,862,233
		55,349,441
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	328,405	28,223,126
BG Group PLC	768,700	16,516,251
Canadian Natural Resources Ltd.	739,000	25,003,210
Chevron Corp.	545,600	68,150,896
Exxon Mobil Corp.	386,371	39,100,745
Imperial Oil Ltd.	158,900	7,036,626
Occidental Petroleum Corp.	649,400	61,757,940
Royal Dutch Shell PLC Class A sponsored ADR	342,215	24,389,663
Suncor Energy, Inc.	892,500	31,288,962
The Williams Companies, Inc.	608,300	23,462,131
		324,929,550
TOTAL ENERGY		380,278,991
FINANCIALS - 19.2%
Capital Markets - 2.8%
Charles Schwab Corp.	1,093,900	28,441,400
Morgan Stanley	1,210,100	37,948,736
State Street Corp.	285,500	20,952,845
		87,342,981
Commercial Banks - 4.5%
PNC Financial Services Group, Inc.	250,100	19,402,758
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,038,051	$ 23,377,863
U.S. Bancorp	758,700	30,651,480
Wells Fargo & Co.	1,425,230	64,705,442
		138,137,543
Diversified Financial Services - 9.0%
Bank of America Corp.	4,085,700	63,614,349
Citigroup, Inc.	1,567,670	81,691,284
JPMorgan Chase & Co.	2,258,200	132,059,536
		277,365,169
Insurance - 2.9%
AFLAC, Inc.	104,700	6,993,960
AIA Group Ltd.	92,200	462,528
American International Group, Inc.	501,300	25,591,365
Marsh & McLennan Companies, Inc.	122,900	5,943,444
MetLife, Inc.	784,500	42,300,240
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	99,000	886,676
Prudential Financial, Inc.	97,900	9,028,338
		91,206,551
TOTAL FINANCIALS		594,052,244
HEALTH CARE - 11.1%
Biotechnology - 1.0%
Amgen, Inc.	279,090	31,860,914
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	231,900	8,888,727
Baxter International, Inc.	21,200	1,474,460
Intuitive Surgical, Inc. (a)	28,000	10,754,240
Stryker Corp.	92,400	6,942,936
		28,060,363
Health Care Providers & Services - 3.4%
Aetna, Inc.	240,200	16,475,318
Express Scripts Holding Co. (a)	261,300	18,353,712
McKesson Corp.	182,000	29,374,800
UnitedHealth Group, Inc.	435,000	32,755,500
WellPoint, Inc.	93,400	8,629,226
		105,588,556
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	100,500	11,190,675
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.4%
AbbVie, Inc.	182,900	$ 9,658,949
GlaxoSmithKline PLC sponsored ADR	448,800	23,961,432
Johnson & Johnson	530,200	48,561,018
Merck & Co., Inc.	1,145,500	57,332,275
Novartis AG sponsored ADR	115,900	9,316,042
Sanofi SA	90,598	9,675,408
Teva Pharmaceutical Industries Ltd. sponsored ADR	241,000	9,659,280
		168,164,404
TOTAL HEALTH CARE		344,864,912
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	131,400	12,006,018
The Boeing Co.	291,100	39,732,239
United Technologies Corp.	170,700	19,425,660
		71,163,917
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	384,100	40,361,228
Industrial Conglomerates - 3.8%
Danaher Corp.	178,500	13,780,200
General Electric Co.	3,672,900	102,951,387
		116,731,587
Machinery - 0.4%
Caterpillar, Inc.	100,400	9,117,324
Cummins, Inc.	36,100	5,089,017
		14,206,341
Road & Rail - 1.9%
CSX Corp.	1,018,000	29,287,860
Norfolk Southern Corp.	175,700	16,310,231
Union Pacific Corp.	71,800	12,062,400
		57,660,491
TOTAL INDUSTRIALS		300,123,564
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,640,600	$ 59,281,470
QUALCOMM, Inc.	482,800	35,847,900
		95,129,370
Computers & Peripherals - 5.2%
Apple, Inc.	255,801	143,532,497
EMC Corp.	674,800	16,971,220
		160,503,717
Internet Software & Services - 3.3%
eBay, Inc. (a)	149,300	8,195,077
Google, Inc. Class A (a)	81,750	91,618,043
Yahoo!, Inc. (a)	68,300	2,762,052
		102,575,172
IT Services - 4.8%
Accenture PLC Class A	176,300	14,495,386
Cognizant Technology Solutions Corp. Class A (a)	277,200	27,991,656
IBM Corp.	129,700	24,327,829
MasterCard, Inc. Class A	52,900	44,195,834
Visa, Inc. Class A	165,800	36,920,344
		147,931,049
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	363,300	6,426,777
Broadcom Corp. Class A	765,500	22,697,075
		29,123,852
Software - 5.3%
Adobe Systems, Inc. (a)	242,200	14,502,936
Microsoft Corp.	2,733,200	102,303,676
Oracle Corp.	887,600	33,959,576
salesforce.com, Inc. (a)	132,400	7,307,156
VMware, Inc. Class A (a)	80,700	7,239,597
		165,312,941
TOTAL INFORMATION TECHNOLOGY		700,576,101
MATERIALS - 2.5%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	296,500	19,263,605
Monsanto Co.	223,700	26,072,235
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	87,900	$ 2,897,866
Syngenta AG (Switzerland)	40,741	16,243,320
		64,477,026
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	125,100	4,721,274
Grupo Mexico SA de CV Series B	943,800	3,149,916
Southern Copper Corp.	144,500	4,148,595
		12,019,785
TOTAL MATERIALS		76,496,811
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	737,100	36,221,094
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	290,300	11,411,693
TOTAL TELECOMMUNICATION SERVICES		47,632,787
TOTAL COMMON STOCKS (Cost $2,313,894,820)		3,058,424,952
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	2,121,228
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $41,890,728)	41,890,728	41,890,728
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,357,417,367)		3,102,436,908
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,159,834)
NET ASSETS - 100%		$ 3,094,277,074
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,019
Fidelity Securities Lending Cash Central Fund	20,642
Total	$ 28,661
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 274,625,003	$ 274,625,003	$ -	$ -
Consumer Staples	339,774,539	325,749,819	14,024,720	-
Energy	380,278,991	380,278,991	-	-
Financials	594,052,244	594,052,244	-	-
Health Care	344,864,912	335,189,504	9,675,408	-
Industrials	302,244,792	302,244,792	-	-
Information Technology	700,576,101	700,576,101	-	-
Materials	76,496,811	57,103,575	19,393,236	-
Telecommunication Services	47,632,787	47,632,787	-	-
Money Market Funds	41,890,728	41,890,728	-	-
Total Investments in Securities:	$ 3,102,436,908	$ 3,059,343,544	$ 43,093,364	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
United Kingdom	5.1%
Canada	2.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,315,526,639)	$ 3,060,546,180
Fidelity Central Funds (cost $41,890,728)	41,890,728
Total Investments (cost $2,357,417,367)		$ 3,102,436,908
Foreign currency held at value (cost $309,985)		309,985
Receivable for investments sold		2,434,900
Receivable for fund shares sold		5,837,142
Dividends receivable		3,970,164
Distributions receivable from Fidelity Central Funds		13,971
Prepaid expenses		7,745
Other receivables		10,269
Total assets		3,115,021,084

Liabilities
Payable for investments purchased	$ 8,623,625
Payable for fund shares redeemed	10,356,309
Accrued management fee	1,127,172
Distribution and service plan fees payable	23,049
Other affiliated payables	526,672
Other payables and accrued expenses	87,183
Total liabilities		20,744,010

Net Assets		$ 3,094,277,074
Net Assets consist of:
Paid in capital		$ 2,341,681,770
Undistributed net investment income		832,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,745,431
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,017,608
Net Assets		$ 3,094,277,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,943,887 ÷ 2,149,301 shares)	$ 15.33

Maximum offering price per share (100/94.25 of $15.33)	$ 16.27
Class T: Net Asset Value and redemption price per share ($13,631,425 ÷ 888,685 shares)	$ 15.34

Maximum offering price per share (100/96.50 of $15.34)	$ 15.90
Class B: Net Asset Value and offering price per share ($981,978 ÷ 64,214 shares)A	$ 15.29

Class C: Net Asset Value and offering price per share ($12,924,941 ÷ 850,248 shares)A	$ 15.20

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,659,408,050 ÷ 172,431,676 shares)	$ 15.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($374,277,020 ÷ 24,340,597 shares)	$ 15.38

Class Z: Net Asset Value, offering price and redemption price per share ($109,773 ÷ 7,138 shares)	$ 15.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 29,101,635
Interest		3
Income from Fidelity Central Funds		28,661
Total income		29,130,299

Expenses
Management fee	$ 6,302,034
Transfer agent fees	2,625,073
Distribution and service plan fees	116,403
Accounting and security lending fees	411,939
Custodian fees and expenses	33,579
Independent trustees' compensation	6,199
Registration fees	137,064
Audit	27,232
Legal	8,536
Interest	999
Miscellaneous	8,767
Total expenses before reductions	9,677,825
Expense reductions	(23,680)	9,654,145
Net investment income (loss)		19,476,154
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,158,936
Foreign currency transactions	(5,656)
Total net realized gain (loss)		64,153,280
Change in net unrealized appreciation (depreciation) on: Investment securities	342,060,089
Assets and liabilities in foreign currencies	3,265
Total change in net unrealized appreciation (depreciation)		342,063,354
Net gain (loss)		406,216,634
Net increase (decrease) in net assets resulting from operations		$ 425,692,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,476,154	$ 35,288,813
Net realized gain (loss)	64,153,280	104,876,418
Change in net unrealized appreciation (depreciation)	342,063,354	321,854,450
Net increase (decrease) in net assets resulting from operations	425,692,788	462,019,681
Distributions to shareholders from net investment income	(35,705,308)	(27,575,489)
Distributions to shareholders from net realized gain	(41,770,628)	-
Total distributions	(77,475,936)	(27,575,489)
Share transactions - net increase (decrease)	181,287,545	652,982,078
Total increase (decrease) in net assets	529,504,397	1,087,426,270

Net Assets
Beginning of period	2,564,772,677	1,477,346,407
End of period (including undistributed net investment income of $832,265 and undistributed net investment income of $17,061,419, respectively)	$ 3,094,277,074	$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Income from Investment Operations
Net investment income (loss) E	.08	.17	.13	.07	.06	.10
Net realized and unrealized gain (loss)	2.11	2.43	.64	2.28	.92	(2.65)
Total from investment operations	2.19	2.60	.77	2.35	.98	(2.55)
Distributions from net investment income	(.16)	(.14)	(.09)	(.05)	(.11)	(.12)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.37)	(.14)	(.09)	(.05)	(.11)	(.14)
Net asset value, end of period	$ 15.33	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Total Return B, C, D	16.37%	23.78%	7.57%	29.23%	13.65%	(25.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of all reductions	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Net investment income (loss)	1.14% A	1.37%	1.28%	.76%	.66%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,944	$ 20,336	$ 8,527	$ 4,169	$ 2,238	$ 806
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Income from Investment Operations
Net investment income (loss) E	.06	.14	.10	.05	.03	.09
Net realized and unrealized gain (loss)	2.11	2.43	.64	2.29	.93	(2.67)
Total from investment operations	2.17	2.57	.74	2.34	.96	(2.58)
Distributions from net investment income	(.13)	(.11)	(.07)	(.03)	(.09)	(.08)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.34)	(.11)	(.07)	(.03)	(.09)	(.10)
Net asset value, end of period	$ 15.34	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Total Return B, C, D	16.20%	23.44%	7.19%	29.08%	13.32%	(26.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of fee waivers, if any	1.22% A	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of all reductions	1.22% A	1.26%	1.32%	1.32%	1.35%	1.36%
Net investment income (loss)	.87% A	1.09%	.98%	.50%	.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,631	$ 8,377	$ 2,293	$ 1,682	$ 1,073	$ 446
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.02	.07	.05	- J	(.01)	.05
Net realized and unrealized gain (loss)	2.10	2.43	.63	2.28	.92	(2.66)
Total from investment operations	2.12	2.50	.68	2.28	.91	(2.61)
Distributions from net investment income	(.04)	(.04)	(.01)	-	(.08)	(.05)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.26) K	(.04)	(.01)	-	(.08)	(.07)
Net asset value, end of period	$ 15.29	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Total Return B, C, D	15.85%	22.83%	6.62%	28.43%	12.60%	(26.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of all reductions	1.80% A	1.80%	1.81%	1.82%	1.88%	1.88%
Net investment income (loss)	.29% A	.55%	.49%	.00% H	(.12)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 982	$ 716	$ 704	$ 764	$ 667	$ 263
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of .26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.03	.07	.05	- I	(.01)	.05
Net realized and unrealized gain (loss)	2.08	2.42	.64	2.27	.92	(2.66)
Total from investment operations	2.11	2.49	.69	2.27	.91	(2.61)
Distributions from net investment income	(.08)	(.04)	(.04)	-	(.06)	(.08)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.29)	(.04)	(.04)	-	(.06)	(.10)
Net asset value, end of period	$ 15.20	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Total Return B, C, D	15.89%	22.83%	6.74%	28.34%	12.72%	(26.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of fee waivers, if any	1.72% A	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of all reductions	1.72% A	1.75%	1.79%	1.81%	1.85%	1.88%
Net investment income (loss)	.37% A	.59%	.51%	.01%	(.10)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,925	$ 7,938	$ 2,845	$ 1,913	$ 807	$ 470
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.12	2.46	.64	2.29	.93	(2.67)
Total from investment operations	2.22	2.66	.80	2.39	1.01	(2.54)
Distributions from net investment income	(.19)	(.17)	(.12)	(.07)	(.13)	(.12)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.40)	(.17)	(.12)	(.07)	(.13)	(.14)
Net asset value, end of period	$ 15.42	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Total Return B, C	16.48%	24.17%	7.83%	29.61%	13.93%	(25.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.70%	.76%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.68% A	.70%	.76%	.79%	.80%	.78%
Expenses net of all reductions	.68% A	.70%	.75%	.78%	.79%	.78%
Net investment income (loss)	1.41% A	1.64%	1.55%	1.04%	.96%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,659,408	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164
Portfolio turnover rate F	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.13	2.44	.63	2.30	.92	(2.67)
Total from investment operations	2.23	2.64	.79	2.40	1.00	(2.54)
Distributions from net investment income	(.18)	(.17)	(.11)	(.09)	(.13)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.40) H	(.17)	(.11)	(.09)	(.13)	(.15)
Net asset value, end of period	$ 15.38	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Total Return B, C	16.57%	24.06%	7.77%	29.74%	13.89%	(25.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.74%	.78%	.79%	.88%	.77%
Expenses net of fee waivers, if any	.71% A	.74%	.78%	.79%	.88%	.77%
Expenses net of all reductions	.71% A	.74%	.77%	.78%	.87%	.77%
Net investment income (loss)	1.38% A	1.61%	1.53%	1.04%	.88%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,277	$ 312,814	$ 175,833	$ 136,768	$ 1,568	$ 515
Portfolio turnover rate F	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of .40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

For the period ended December 31, 2013 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.30
Total from investment operations	1.39
Distributions from net investment income	(.10)
Distributions from net realized gain	(.21)
Total distributions	(.32) I
Net asset value, end of period	$ 15.38
Total Return B, C	9.78%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A
Expenses net of fee waivers, if any	.54% A
Expenses net of all reductions	.54% A
Net investment income (loss)	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110
Portfolio turnover rate F	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 749,037,271
Gross unrealized depreciation	(10,314,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 738,722,574

Tax cost	$ 2,363,714,334

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (9,389,653)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $430,531,957 and $330,292,010, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,071	$ 1,744
Class T	.25%	.25%	27,690	-
Class B	.75%	.25%	4,271	3,203
Class C	.75%	.25%	51,371	24,240
			$ 116,403	$ 29,187

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,664
Class T	2,381
Class B*	397
Class C*	626
$ 13,068

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,026.20
Class T	12,528.23
Class B	1,278.30
Class C	11,612.23
Mega Cap Stock	2,205,143.18
Institutional Class	367,467.22
Class Z	19.05
	$ 2,625,073

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,182 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,668,500.30%		$ 716

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,287 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,642. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,939,500. The weighted average interest rate was .57%. The interest expense amounted to $283 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 125
Class T	56
Class B	4
Class C	50
Mega Cap Stock	11,993
Institutional Class	1,697
$ 13,925

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,018 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,737.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013 A	Year ended June 30, 2013
From net investment income
Class A	$ 295,572	$ 137,534
Class T	98,011	36,492
Class B	2,617	2,304
Class C	56,227	13,133
Mega Cap Stock	30,989,895	23,359,421
Institutional Class	4,262,259	4,026,605
Class Z	727	-
Total	$ 35,705,308	$ 27,575,489

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10. Distributions to Shareholders - continued

	Six months ended December 31, 2013 A	Year ended June 30, 2013
From net realized gain
Class A	$ 453,140	$ -
Class T	181,208	-
Class B	13,697	-
Class C	173,595	-
Mega Cap Stock	35,870,050	-
Institutional Class	5,077,450	-
Class Z	1,488	-
Total	$ 41,770,628	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013 A	Year ended June 30, 2013	Six months ended December 31, 2013 A	Year ended June 30, 2013
Class A
Shares sold	851,388	1,001,677	$ 12,396,916	$ 12,394,211
Reinvestment of distributions	45,968	11,084	673,798	127,952
Shares redeemed	(253,556)	(279,053)	(3,678,842)	(3,495,724)
Net increase (decrease)	643,800	733,708	$ 9,391,872	$ 9,026,439
Class T
Shares sold	368,754	517,456	$ 5,359,880	$ 6,404,547
Reinvestment of distributions	18,863	3,084	276,847	35,826
Shares redeemed	(119,098)	(107,959)	(1,736,899)	(1,368,248)
Net increase (decrease)	268,519	412,581	$ 3,899,828	$ 5,072,125
Class B
Shares sold	17,257	9,952	$ 248,979	$ 125,476
Reinvestment of distributions	1,081	196	15,861	2,261
Shares redeemed	(7,477)	(20,917)	(107,776)	(255,293)
Net increase (decrease)	10,861	(10,769)	$ 157,064	$ (127,556)
Class C
Shares sold	268,435	448,373	$ 3,869,265	$ 5,664,292
Reinvestment of distributions	15,230	988	221,741	11,494
Shares redeemed	(26,844)	(116,347)	(388,566)	(1,448,415)
Net increase (decrease)	256,821	333,014	$ 3,702,440	$ 4,227,371

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013 A	Year ended June 30, 2013	Six months ended December 31, 2013 A	Year ended June 30, 2013
Mega Cap Stock
Shares sold	26,452,706	84,998,537	$ 391,127,882	$ 1,035,668,817
Reinvestment of distributions	4,142,587	1,836,891	61,007,929	21,294,763
Shares redeemed	(21,040,657)	(39,801,746)	(306,753,352)	(498,490,773)
Net increase (decrease)	9,554,636	47,033,682	$ 145,382,459	$ 558,472,807
Institutional Class
Shares sold	1,354,610	11,389,839	$ 20,077,232	$ 129,734,591
Reinvestment of distributions	626,527	338,467	9,201,440	3,911,623
Shares redeemed	(718,743)	(4,517,962)	(10,627,005)	(57,335,322)
Net increase (decrease)	1,262,394	7,210,344	$ 18,651,667	$ 76,310,892
Class Z
Shares sold	6,988	-	$ 100,000	$ -
Reinvestment of distributions	150	-	2,215	-
Net increase (decrease)	7,138	-	$ 102,215	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board noted that FMR reclassified the fund from the Income/Growth mapped group to the Growth & Capital Appreciation mapped group as FMR believes that the investment strategies of the fund better align with those of funds in the Growth & Capital Appreciation mapped group rather than those in the Income/Growth mapped group.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIIZ-USAN-0214
1.9585881.100

Fidelity®

Mega Cap Stock

Fund

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013) for Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class and for the period (August 13, 2013 to December 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2013	Expenses Paid During Period
Class A	.95%
Actual		$ 1,000.00	$ 1,163.70	$ 5.18 C
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84 D
Class T	1.22%
Actual		$ 1,000.00	$ 1,162.00	$ 6.65 C
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21 D
Class B	1.80%
Actual		$ 1,000.00	$ 1,158.50	$ 9.79 C
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15 D
Class C	1.72%
Actual		$ 1,000.00	$ 1,158.90	$ 9.36 C
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74 D
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 1,164.80	$ 3.71 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,165.70	$ 3.88 C
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62 D
Class Z	.54%
Actual		$ 1,000.00	$ 1,097.80	$ 2.19 C
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class and multiplied by 141/365 (to reflect the period August 13, 2013 to December 31, 2013) for Class Z.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	3.7
JPMorgan Chase & Co.	4.3	4.4
General Electric Co.	3.3	3.2
Microsoft Corp.	3.3	3.1
Google, Inc. Class A	2.9	2.7
Citigroup, Inc.	2.6	2.5
Chevron Corp.	2.2	2.4
Wells Fargo & Co.	2.1	3.2
Bank of America Corp.	2.1	2.0
Occidental Petroleum Corp.	2.0	2.2
	29.4
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	20.1
Financials	19.2	20.4
Energy	12.3	12.9
Health Care	11.1	12.7
Consumer Staples	11.0	10.0
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 98.8%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	10.7%	** Foreign investments	8.2%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.3%
Ford Motor Co.	577,400	$ 8,909,282
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	99,000	9,605,970
Yum! Brands, Inc.	205,100	15,507,611
		25,113,581
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	1,210,500	60,379,740
The Walt Disney Co.	209,900	16,036,360
Time Warner, Inc.	613,600	42,780,192
Twenty-First Century Fox, Inc. Class A	164,600	5,790,628
		124,986,920
Multiline Retail - 1.9%
Target Corp.	937,200	59,296,644
Specialty Retail - 1.8%
Home Depot, Inc.	60,900	5,014,506
Lowe's Companies, Inc.	1,035,400	51,304,070
		56,318,576
TOTAL CONSUMER DISCRETIONARY		274,625,003
CONSUMER STAPLES - 11.0%
Beverages - 2.8%
Diageo PLC	238,194	7,893,411
PepsiCo, Inc.	287,900	23,878,426
SABMiller PLC	155,600	7,990,217
The Coca-Cola Co.	1,152,600	47,613,906
		87,375,960
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	312,800	22,387,096
Sysco Corp.	101,100	3,649,710
Walgreen Co.	752,600	43,229,344
		69,266,150
Food Products - 1.2%
Danone SA	149,900	10,789,296
Kellogg Co.	313,300	19,133,231
Unilever NV (Certificaten Van Aandelen) (Bearer)	152,500	6,131,309
		36,053,836
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Kimberly-Clark Corp.	138,400	$ 14,457,264
Procter & Gamble Co.	738,500	60,121,285
		74,578,549
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	402,200	43,204,324
Philip Morris International, Inc.	336,230	29,295,720
		72,500,044
TOTAL CONSUMER STAPLES		339,774,539
ENERGY - 12.3%
Energy Equipment & Services - 1.8%
Halliburton Co.	362,542	18,399,007
National Oilwell Varco, Inc.	101,700	8,088,201
Schlumberger Ltd.	320,300	28,862,233
		55,349,441
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	328,405	28,223,126
BG Group PLC	768,700	16,516,251
Canadian Natural Resources Ltd.	739,000	25,003,210
Chevron Corp.	545,600	68,150,896
Exxon Mobil Corp.	386,371	39,100,745
Imperial Oil Ltd.	158,900	7,036,626
Occidental Petroleum Corp.	649,400	61,757,940
Royal Dutch Shell PLC Class A sponsored ADR	342,215	24,389,663
Suncor Energy, Inc.	892,500	31,288,962
The Williams Companies, Inc.	608,300	23,462,131
		324,929,550
TOTAL ENERGY		380,278,991
FINANCIALS - 19.2%
Capital Markets - 2.8%
Charles Schwab Corp.	1,093,900	28,441,400
Morgan Stanley	1,210,100	37,948,736
State Street Corp.	285,500	20,952,845
		87,342,981
Commercial Banks - 4.5%
PNC Financial Services Group, Inc.	250,100	19,402,758
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,038,051	$ 23,377,863
U.S. Bancorp	758,700	30,651,480
Wells Fargo & Co.	1,425,230	64,705,442
		138,137,543
Diversified Financial Services - 9.0%
Bank of America Corp.	4,085,700	63,614,349
Citigroup, Inc.	1,567,670	81,691,284
JPMorgan Chase & Co.	2,258,200	132,059,536
		277,365,169
Insurance - 2.9%
AFLAC, Inc.	104,700	6,993,960
AIA Group Ltd.	92,200	462,528
American International Group, Inc.	501,300	25,591,365
Marsh & McLennan Companies, Inc.	122,900	5,943,444
MetLife, Inc.	784,500	42,300,240
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	99,000	886,676
Prudential Financial, Inc.	97,900	9,028,338
		91,206,551
TOTAL FINANCIALS		594,052,244
HEALTH CARE - 11.1%
Biotechnology - 1.0%
Amgen, Inc.	279,090	31,860,914
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	231,900	8,888,727
Baxter International, Inc.	21,200	1,474,460
Intuitive Surgical, Inc. (a)	28,000	10,754,240
Stryker Corp.	92,400	6,942,936
		28,060,363
Health Care Providers & Services - 3.4%
Aetna, Inc.	240,200	16,475,318
Express Scripts Holding Co. (a)	261,300	18,353,712
McKesson Corp.	182,000	29,374,800
UnitedHealth Group, Inc.	435,000	32,755,500
WellPoint, Inc.	93,400	8,629,226
		105,588,556
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	100,500	11,190,675
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.4%
AbbVie, Inc.	182,900	$ 9,658,949
GlaxoSmithKline PLC sponsored ADR	448,800	23,961,432
Johnson & Johnson	530,200	48,561,018
Merck & Co., Inc.	1,145,500	57,332,275
Novartis AG sponsored ADR	115,900	9,316,042
Sanofi SA	90,598	9,675,408
Teva Pharmaceutical Industries Ltd. sponsored ADR	241,000	9,659,280
		168,164,404
TOTAL HEALTH CARE		344,864,912
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	131,400	12,006,018
The Boeing Co.	291,100	39,732,239
United Technologies Corp.	170,700	19,425,660
		71,163,917
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	384,100	40,361,228
Industrial Conglomerates - 3.8%
Danaher Corp.	178,500	13,780,200
General Electric Co.	3,672,900	102,951,387
		116,731,587
Machinery - 0.4%
Caterpillar, Inc.	100,400	9,117,324
Cummins, Inc.	36,100	5,089,017
		14,206,341
Road & Rail - 1.9%
CSX Corp.	1,018,000	29,287,860
Norfolk Southern Corp.	175,700	16,310,231
Union Pacific Corp.	71,800	12,062,400
		57,660,491
TOTAL INDUSTRIALS		300,123,564
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,640,600	$ 59,281,470
QUALCOMM, Inc.	482,800	35,847,900
		95,129,370
Computers & Peripherals - 5.2%
Apple, Inc.	255,801	143,532,497
EMC Corp.	674,800	16,971,220
		160,503,717
Internet Software & Services - 3.3%
eBay, Inc. (a)	149,300	8,195,077
Google, Inc. Class A (a)	81,750	91,618,043
Yahoo!, Inc. (a)	68,300	2,762,052
		102,575,172
IT Services - 4.8%
Accenture PLC Class A	176,300	14,495,386
Cognizant Technology Solutions Corp. Class A (a)	277,200	27,991,656
IBM Corp.	129,700	24,327,829
MasterCard, Inc. Class A	52,900	44,195,834
Visa, Inc. Class A	165,800	36,920,344
		147,931,049
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	363,300	6,426,777
Broadcom Corp. Class A	765,500	22,697,075
		29,123,852
Software - 5.3%
Adobe Systems, Inc. (a)	242,200	14,502,936
Microsoft Corp.	2,733,200	102,303,676
Oracle Corp.	887,600	33,959,576
salesforce.com, Inc. (a)	132,400	7,307,156
VMware, Inc. Class A (a)	80,700	7,239,597
		165,312,941
TOTAL INFORMATION TECHNOLOGY		700,576,101
MATERIALS - 2.5%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	296,500	19,263,605
Monsanto Co.	223,700	26,072,235
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	87,900	$ 2,897,866
Syngenta AG (Switzerland)	40,741	16,243,320
		64,477,026
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	125,100	4,721,274
Grupo Mexico SA de CV Series B	943,800	3,149,916
Southern Copper Corp.	144,500	4,148,595
		12,019,785
TOTAL MATERIALS		76,496,811
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	737,100	36,221,094
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	290,300	11,411,693
TOTAL TELECOMMUNICATION SERVICES		47,632,787
TOTAL COMMON STOCKS (Cost $2,313,894,820)		3,058,424,952
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	2,121,228
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $41,890,728)	41,890,728	41,890,728
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,357,417,367)		3,102,436,908
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,159,834)
NET ASSETS - 100%		$ 3,094,277,074
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,019
Fidelity Securities Lending Cash Central Fund	20,642
Total	$ 28,661
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 274,625,003	$ 274,625,003	$ -	$ -
Consumer Staples	339,774,539	325,749,819	14,024,720	-
Energy	380,278,991	380,278,991	-	-
Financials	594,052,244	594,052,244	-	-
Health Care	344,864,912	335,189,504	9,675,408	-
Industrials	302,244,792	302,244,792	-	-
Information Technology	700,576,101	700,576,101	-	-
Materials	76,496,811	57,103,575	19,393,236	-
Telecommunication Services	47,632,787	47,632,787	-	-
Money Market Funds	41,890,728	41,890,728	-	-
Total Investments in Securities:	$ 3,102,436,908	$ 3,059,343,544	$ 43,093,364	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
United Kingdom	5.1%
Canada	2.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,315,526,639)	$ 3,060,546,180
Fidelity Central Funds (cost $41,890,728)	41,890,728
Total Investments (cost $2,357,417,367)		$ 3,102,436,908
Foreign currency held at value (cost $309,985)		309,985
Receivable for investments sold		2,434,900
Receivable for fund shares sold		5,837,142
Dividends receivable		3,970,164
Distributions receivable from Fidelity Central Funds		13,971
Prepaid expenses		7,745
Other receivables		10,269
Total assets		3,115,021,084

Liabilities
Payable for investments purchased	$ 8,623,625
Payable for fund shares redeemed	10,356,309
Accrued management fee	1,127,172
Distribution and service plan fees payable	23,049
Other affiliated payables	526,672
Other payables and accrued expenses	87,183
Total liabilities		20,744,010

Net Assets		$ 3,094,277,074
Net Assets consist of:
Paid in capital		$ 2,341,681,770
Undistributed net investment income		832,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,745,431
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,017,608
Net Assets		$ 3,094,277,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,943,887 ÷ 2,149,301 shares)	$ 15.33

Maximum offering price per share (100/94.25 of $15.33)	$ 16.27
Class T: Net Asset Value and redemption price per share ($13,631,425 ÷ 888,685 shares)	$ 15.34

Maximum offering price per share (100/96.50 of $15.34)	$ 15.90
Class B: Net Asset Value and offering price per share ($981,978 ÷ 64,214 shares)A	$ 15.29

Class C: Net Asset Value and offering price per share ($12,924,941 ÷ 850,248 shares)A	$ 15.20

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,659,408,050 ÷ 172,431,676 shares)	$ 15.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($374,277,020 ÷ 24,340,597 shares)	$ 15.38

Class Z: Net Asset Value, offering price and redemption price per share ($109,773 ÷ 7,138 shares)	$ 15.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 29,101,635
Interest		3
Income from Fidelity Central Funds		28,661
Total income		29,130,299

Expenses
Management fee	$ 6,302,034
Transfer agent fees	2,625,073
Distribution and service plan fees	116,403
Accounting and security lending fees	411,939
Custodian fees and expenses	33,579
Independent trustees' compensation	6,199
Registration fees	137,064
Audit	27,232
Legal	8,536
Interest	999
Miscellaneous	8,767
Total expenses before reductions	9,677,825
Expense reductions	(23,680)	9,654,145
Net investment income (loss)		19,476,154
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,158,936
Foreign currency transactions	(5,656)
Total net realized gain (loss)		64,153,280
Change in net unrealized appreciation (depreciation) on: Investment securities	342,060,089
Assets and liabilities in foreign currencies	3,265
Total change in net unrealized appreciation (depreciation)		342,063,354
Net gain (loss)		406,216,634
Net increase (decrease) in net assets resulting from operations		$ 425,692,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,476,154	$ 35,288,813
Net realized gain (loss)	64,153,280	104,876,418
Change in net unrealized appreciation (depreciation)	342,063,354	321,854,450
Net increase (decrease) in net assets resulting from operations	425,692,788	462,019,681
Distributions to shareholders from net investment income	(35,705,308)	(27,575,489)
Distributions to shareholders from net realized gain	(41,770,628)	-
Total distributions	(77,475,936)	(27,575,489)
Share transactions - net increase (decrease)	181,287,545	652,982,078
Total increase (decrease) in net assets	529,504,397	1,087,426,270

Net Assets
Beginning of period	2,564,772,677	1,477,346,407
End of period (including undistributed net investment income of $832,265 and undistributed net investment income of $17,061,419, respectively)	$ 3,094,277,074	$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Income from Investment Operations
Net investment income (loss) E	.08	.17	.13	.07	.06	.10
Net realized and unrealized gain (loss)	2.11	2.43	.64	2.28	.92	(2.65)
Total from investment operations	2.19	2.60	.77	2.35	.98	(2.55)
Distributions from net investment income	(.16)	(.14)	(.09)	(.05)	(.11)	(.12)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.37)	(.14)	(.09)	(.05)	(.11)	(.14)
Net asset value, end of period	$ 15.33	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Total Return B, C, D	16.37%	23.78%	7.57%	29.23%	13.65%	(25.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of all reductions	.95% A	.98%	1.02%	1.06%	1.10%	1.13%
Net investment income (loss)	1.14% A	1.37%	1.28%	.76%	.66%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,944	$ 20,336	$ 8,527	$ 4,169	$ 2,238	$ 806
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Income from Investment Operations
Net investment income (loss) E	.06	.14	.10	.05	.03	.09
Net realized and unrealized gain (loss)	2.11	2.43	.64	2.29	.93	(2.67)
Total from investment operations	2.17	2.57	.74	2.34	.96	(2.58)
Distributions from net investment income	(.13)	(.11)	(.07)	(.03)	(.09)	(.08)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.34)	(.11)	(.07)	(.03)	(.09)	(.10)
Net asset value, end of period	$ 15.34	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Total Return B, C, D	16.20%	23.44%	7.19%	29.08%	13.32%	(26.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of fee waivers, if any	1.22% A	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of all reductions	1.22% A	1.26%	1.32%	1.32%	1.35%	1.36%
Net investment income (loss)	.87% A	1.09%	.98%	.50%	.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,631	$ 8,377	$ 2,293	$ 1,682	$ 1,073	$ 446
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.02	.07	.05	- J	(.01)	.05
Net realized and unrealized gain (loss)	2.10	2.43	.63	2.28	.92	(2.66)
Total from investment operations	2.12	2.50	.68	2.28	.91	(2.61)
Distributions from net investment income	(.04)	(.04)	(.01)	-	(.08)	(.05)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.26) K	(.04)	(.01)	-	(.08)	(.07)
Net asset value, end of period	$ 15.29	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Total Return B, C, D	15.85%	22.83%	6.62%	28.43%	12.60%	(26.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of all reductions	1.80% A	1.80%	1.81%	1.82%	1.88%	1.88%
Net investment income (loss)	.29% A	.55%	.49%	.00% H	(.12)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 982	$ 716	$ 704	$ 764	$ 667	$ 263
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of .26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.03	.07	.05	- I	(.01)	.05
Net realized and unrealized gain (loss)	2.08	2.42	.64	2.27	.92	(2.66)
Total from investment operations	2.11	2.49	.69	2.27	.91	(2.61)
Distributions from net investment income	(.08)	(.04)	(.04)	-	(.06)	(.08)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.29)	(.04)	(.04)	-	(.06)	(.10)
Net asset value, end of period	$ 15.20	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Total Return B, C, D	15.89%	22.83%	6.74%	28.34%	12.72%	(26.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of fee waivers, if any	1.72% A	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of all reductions	1.72% A	1.75%	1.79%	1.81%	1.85%	1.88%
Net investment income (loss)	.37% A	.59%	.51%	.01%	(.10)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,925	$ 7,938	$ 2,845	$ 1,913	$ 807	$ 470
Portfolio turnover rate G	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.12	2.46	.64	2.29	.93	(2.67)
Total from investment operations	2.22	2.66	.80	2.39	1.01	(2.54)
Distributions from net investment income	(.19)	(.17)	(.12)	(.07)	(.13)	(.12)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.40)	(.17)	(.12)	(.07)	(.13)	(.14)
Net asset value, end of period	$ 15.42	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Total Return B, C	16.48%	24.17%	7.83%	29.61%	13.93%	(25.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.70%	.76%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.68% A	.70%	.76%	.79%	.80%	.78%
Expenses net of all reductions	.68% A	.70%	.75%	.78%	.79%	.78%
Net investment income (loss)	1.41% A	1.64%	1.55%	1.04%	.96%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,659,408	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164
Portfolio turnover rate F	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.13	2.44	.63	2.30	.92	(2.67)
Total from investment operations	2.23	2.64	.79	2.40	1.00	(2.54)
Distributions from net investment income	(.18)	(.17)	(.11)	(.09)	(.13)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-	(.02)
Total distributions	(.40) H	(.17)	(.11)	(.09)	(.13)	(.15)
Net asset value, end of period	$ 15.38	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Total Return B, C	16.57%	24.06%	7.77%	29.74%	13.89%	(25.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.74%	.78%	.79%	.88%	.77%
Expenses net of fee waivers, if any	.71% A	.74%	.78%	.79%	.88%	.77%
Expenses net of all reductions	.71% A	.74%	.77%	.78%	.87%	.77%
Net investment income (loss)	1.38% A	1.61%	1.53%	1.04%	.88%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,277	$ 312,814	$ 175,833	$ 136,768	$ 1,568	$ 515
Portfolio turnover rate F	24% A	29%	57%	53%	97%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of .40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

For the period ended December 31, 2013 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.30
Total from investment operations	1.39
Distributions from net investment income	(.10)
Distributions from net realized gain	(.21)
Total distributions	(.32) I
Net asset value, end of period	$ 15.38
Total Return B, C	9.78%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A
Expenses net of fee waivers, if any	.54% A
Expenses net of all reductions	.54% A
Net investment income (loss)	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110
Portfolio turnover rate F	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 749,037,271
Gross unrealized depreciation	(10,314,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 738,722,574

Tax cost	$ 2,363,714,334

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (9,389,653)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $430,531,957 and $330,292,010, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,071	$ 1,744
Class T	.25%	.25%	27,690	-
Class B	.75%	.25%	4,271	3,203
Class C	.75%	.25%	51,371	24,240
			$ 116,403	$ 29,187

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,664
Class T	2,381
Class B*	397
Class C*	626
$ 13,068

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,026.20
Class T	12,528.23
Class B	1,278.30
Class C	11,612.23
Mega Cap Stock	2,205,143.18
Institutional Class	367,467.22
Class Z	19.05
	$ 2,625,073

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,182 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,668,500.30%		$ 716

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,287 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,642. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,939,500. The weighted average interest rate was .57%. The interest expense amounted to $283 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 125
Class T	56
Class B	4
Class C	50
Mega Cap Stock	11,993
Institutional Class	1,697
$ 13,925

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,018 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,737.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013 A	Year ended June 30, 2013
From net investment income
Class A	$ 295,572	$ 137,534
Class T	98,011	36,492
Class B	2,617	2,304
Class C	56,227	13,133
Mega Cap Stock	30,989,895	23,359,421
Institutional Class	4,262,259	4,026,605
Class Z	727	-
Total	$ 35,705,308	$ 27,575,489

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended December 31, 2013 A	Year ended June 30, 2013
From net realized gain
Class A	$ 453,140	$ -
Class T	181,208	-
Class B	13,697	-
Class C	173,595	-
Mega Cap Stock	35,870,050	-
Institutional Class	5,077,450	-
Class Z	1,488	-
Total	$ 41,770,628	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013 A	Year ended June 30, 2013	Six months ended December 31, 2013 A	Year ended June 30, 2013
Class A
Shares sold	851,388	1,001,677	$ 12,396,916	$ 12,394,211
Reinvestment of distributions	45,968	11,084	673,798	127,952
Shares redeemed	(253,556)	(279,053)	(3,678,842)	(3,495,724)
Net increase (decrease)	643,800	733,708	$ 9,391,872	$ 9,026,439
Class T
Shares sold	368,754	517,456	$ 5,359,880	$ 6,404,547
Reinvestment of distributions	18,863	3,084	276,847	35,826
Shares redeemed	(119,098)	(107,959)	(1,736,899)	(1,368,248)
Net increase (decrease)	268,519	412,581	$ 3,899,828	$ 5,072,125
Class B
Shares sold	17,257	9,952	$ 248,979	$ 125,476
Reinvestment of distributions	1,081	196	15,861	2,261
Shares redeemed	(7,477)	(20,917)	(107,776)	(255,293)
Net increase (decrease)	10,861	(10,769)	$ 157,064	$ (127,556)
Class C
Shares sold	268,435	448,373	$ 3,869,265	$ 5,664,292
Reinvestment of distributions	15,230	988	221,741	11,494
Shares redeemed	(26,844)	(116,347)	(388,566)	(1,448,415)
Net increase (decrease)	256,821	333,014	$ 3,702,440	$ 4,227,371

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013 A	Year ended June 30, 2013	Six months ended December 31, 2013 A	Year ended June 30, 2013
Mega Cap Stock
Shares sold	26,452,706	84,998,537	$ 391,127,882	$ 1,035,668,817
Reinvestment of distributions	4,142,587	1,836,891	61,007,929	21,294,763
Shares redeemed	(21,040,657)	(39,801,746)	(306,753,352)	(498,490,773)
Net increase (decrease)	9,554,636	47,033,682	$ 145,382,459	$ 558,472,807
Institutional Class
Shares sold	1,354,610	11,389,839	$ 20,077,232	$ 129,734,591
Reinvestment of distributions	626,527	338,467	9,201,440	3,911,623
Shares redeemed	(718,743)	(4,517,962)	(10,627,005)	(57,335,322)
Net increase (decrease)	1,262,394	7,210,344	$ 18,651,667	$ 76,310,892
Class Z
Shares sold	6,988	-	$ 100,000	$ -
Reinvestment of distributions	150	-	2,215	-
Net increase (decrease)	7,138	-	$ 102,215	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board noted that FMR reclassified the fund from the Income/Growth mapped group to the Growth & Capital Appreciation mapped group as FMR believes that the investment strategies of the fund better align with those of funds in the Growth & Capital Appreciation mapped group rather than those in the Income/Growth mapped group.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GII-USAN-0214
1.787781.111

Fidelity®

Series Growth & Income Fund

(formerly Fidelity Series Mega Cap Fund)

Fidelity Series Growth & Income Fund
(formerly Fidelity Series Mega Cap
Fund)

Class F

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Growth & Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Series Growth & Income	.68%
Actual		$ 1,000.00	$ 1,151.70	$ 3.69
Hypothetical A		$ 1,000.00	$ 1,021.78	$ 3.47
Class F	.51%
Actual		$ 1,000.00	$ 1,152.30	$ 2.77
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.8	3.8
JPMorgan Chase & Co.	3.8	4.3
General Electric Co.	3.1	3.3
Microsoft Corp.	2.9	3.1
Chevron Corp.	2.4	3.1
Citigroup, Inc.	2.1	2.6
Google, Inc. Class A	2.1	2.6
Procter & Gamble Co.	1.9	2.4
Wells Fargo & Co.	1.9	3.2
Occidental Petroleum Corp.	1.8	2.4
	25.8
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.1	20.5
Financials	18.8	20.3
Consumer Staples	12.0	10.0
Energy	12.0	12.6
Health Care	11.7	12.5
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 98.8%		Stocks 99.7%
	Convertible Securities 0.4%		Convertible Securities 0.1%
	Other Investments 0.0%†		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	13.8%	** Foreign investments	1.1%

† Amount represents less than 0.1%

Semiannual Report

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.1%
Ford Motor Co.	803,799	$ 12,402,619
Distributors - 0.1%
LKQ Corp. (a)	228,200	7,507,780
Diversified Consumer Services - 0.3%
H&R Block, Inc.	739,575	21,477,258
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	667,410	64,758,792
Yum! Brands, Inc.	645,700	48,821,377
		113,580,169
Internet & Catalog Retail - 0.0%
Expedia, Inc.	44,900	3,127,734
Leisure Equipment & Products - 0.4%
Mattel, Inc.	631,625	30,052,718
Media - 3.2%
Comcast Corp.:
Class A	900	46,769
Class A (special) (non-vtg.)	2,969,200	148,103,696
Scripps Networks Interactive, Inc. Class A	91,214	7,881,802
Sinclair Broadcast Group, Inc. Class A	140,400	5,016,492
Time Warner, Inc.	1,602,077	111,696,808
		272,745,567
Multiline Retail - 1.9%
Kohl's Corp.	251,800	14,289,650
Target Corp.	2,427,658	153,597,922
		167,887,572
Specialty Retail - 1.7%
H&M Hennes & Mauritz AB (B Shares)	235,878	10,862,670
Lowe's Companies, Inc.	2,537,400	125,728,170
Staples, Inc.	705,948	11,217,514
		147,808,354
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	110,800	14,120,889
Coach, Inc.	143,633	8,062,120
Li & Fung Ltd.	8,915,600	11,497,621
		33,680,630
TOTAL CONSUMER DISCRETIONARY		810,270,401
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 12.0%
Beverages - 3.0%
C&C Group PLC	394,114	$ 2,304,276
Coca-Cola Enterprises, Inc.	32,000	1,412,160
Diageo PLC	314,145	10,410,319
Molson Coors Brewing Co. Class B	358,200	20,112,930
PepsiCo, Inc.	741,500	61,500,010
Pernod Ricard SA	60,000	6,835,303
Remy Cointreau SA	147,250	12,354,856
SABMiller PLC	326,313	16,756,502
The Coca-Cola Co.	3,026,295	125,016,246
		256,702,602
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	682,400	48,839,368
Jeronimo Martins SGPS SA	351,500	6,873,785
Kroger Co.	138,686	5,482,258
Sysco Corp.	241,388	8,714,107
Walgreen Co.	1,926,995	110,686,593
		180,596,111
Food Products - 1.3%
Danone SA	395,111	28,438,756
Kellogg Co.	1,000,773	61,117,207
Mead Johnson Nutrition Co. Class A	103,400	8,660,784
Unilever NV (Certificaten Van Aandelen) (Bearer)	343,500	13,810,522
		112,027,269
Household Products - 2.6%
Kimberly-Clark Corp.	504,633	52,713,963
Procter & Gamble Co.	2,011,300	163,739,933
Svenska Cellulosa AB (SCA) (B Shares)	198,800	6,119,919
		222,573,815
Tobacco - 3.0%
British American Tobacco PLC sponsored ADR	1,135,700	121,996,894
Lorillard, Inc.	1,614,455	81,820,579
Philip Morris International, Inc.	694,366	60,500,110
		264,317,583
TOTAL CONSUMER STAPLES		1,036,217,380
Common Stocks - continued
	Shares	Value
ENERGY - 11.8%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	485,000	$ 27,732,300
Halliburton Co.	535,721	27,187,841
Schlumberger Ltd.	503,207	45,343,983
		100,264,124
Oil, Gas & Consumable Fuels - 10.7%
Access Midstream Partners LP	325,000	18,388,500
Apache Corp.	570,065	48,991,386
Atlas Pipeline Partners LP	770,300	26,999,015
BG Group PLC	1,778,900	38,221,359
Canadian Natural Resources Ltd.	1,740,800	58,897,954
Chevron Corp.	1,663,500	207,787,785
Eni SpA	353,200	8,534,606
Exxon Mobil Corp.	603,900	61,114,680
Imperial Oil Ltd.	273,600	12,115,928
Magellan Midstream Partners LP	26,800	1,695,636
Markwest Energy Partners LP	696,640	46,068,803
MPLX LP	95,283	4,243,905
Occidental Petroleum Corp.	1,658,700	157,742,370
Peabody Energy Corp.	128,487	2,509,351
Royal Dutch Shell PLC Class A (United Kingdom)	1,864,945	66,836,417
Suncor Energy, Inc.	2,163,200	75,836,731
The Williams Companies, Inc.	1,851,100	71,396,927
Western Gas Partners LP	191,400	11,807,466
		919,188,819
TOTAL ENERGY		1,019,452,943
FINANCIALS - 18.8%
Capital Markets - 3.8%
Ashmore Group PLC	1,305,300	8,674,146
Charles Schwab Corp.	3,438,680	89,405,680
Greenhill & Co., Inc.	143,304	8,303,034
KKR & Co. LP	1,562,500	38,031,250
Morgan Stanley	2,291,500	71,861,440
Northern Trust Corp.	761,551	47,132,391
State Street Corp.	726,261	53,300,295
UBS AG	391,998	7,505,724
		324,213,960
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.2%
BNP Paribas SA	100,600	$ 7,840,101
Comerica, Inc.	687,044	32,662,072
Erste Group Bank AG	267,200	9,310,980
Nordea Bank AB	637,800	8,592,453
PNC Financial Services Group, Inc.	843,292	65,422,593
Standard Chartered PLC (United Kingdom)	2,907,179	65,472,345
SunTrust Banks, Inc.	430,200	15,835,662
U.S. Bancorp	2,117,729	85,556,252
Wells Fargo & Co.	3,554,637	161,380,520
		452,072,978
Consumer Finance - 0.2%
SLM Corp.	614,700	16,154,316
Diversified Financial Services - 7.4%
Bank of America Corp.	6,939,405	108,046,536
Citigroup, Inc.	3,511,783	182,999,012
JPMorgan Chase & Co.	5,667,254	331,421,014
KKR Financial Holdings LLC	1,358,474	16,559,798
		639,026,360
Insurance - 1.9%
AFLAC, Inc.	83,350	5,567,780
Arthur J. Gallagher & Co.	205,150	9,627,690
Genworth Financial, Inc. Class A (a)	573,800	8,911,114
Marsh & McLennan Companies, Inc.	250,207	12,100,011
MetLife, Inc.	1,988,950	107,244,184
MetLife, Inc. unit	360,900	11,364,741
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	88,500	792,634
Prudential Financial, Inc.	136,880	12,623,074
		168,231,228
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc.	80,300	5,108,686
Sun Communities, Inc.	25,811	1,100,581
		6,209,267
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	479,200	4,044,448
Radian Group, Inc.	796,769	11,250,378
		15,294,826
TOTAL FINANCIALS		1,621,202,935
Common Stocks - continued
	Shares	Value
HEALTH CARE - 11.6%
Biotechnology - 0.9%
Amgen, Inc.	697,513	$ 79,628,084
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	367,849	14,099,652
Ansell Ltd.	306,453	5,655,971
Baxter International, Inc.	62,975	4,379,911
Coloplast A/S Series B	58,400	3,866,230
ResMed, Inc. (d)	145,128	6,832,626
St. Jude Medical, Inc.	506,185	31,358,161
Stryker Corp.	372,600	27,997,164
Zimmer Holdings, Inc.	225,800	21,042,302
		115,232,017
Health Care Providers & Services - 3.0%
Aetna, Inc.	500,000	34,295,000
AmerisourceBergen Corp.	77,900	5,477,149
Fresenius Medical Care AG & Co. KGaA	146,340	10,437,818
McKesson Corp.	332,955	53,738,937
Patterson Companies, Inc.	237,751	9,795,341
Quest Diagnostics, Inc. (d)	1,135,600	60,800,024
UnitedHealth Group, Inc.	777,642	58,556,443
WellPoint, Inc.	286,823	26,499,577
		259,600,289
Health Care Technology - 0.2%
Quality Systems, Inc.	719,888	15,160,841
Life Sciences Tools & Services - 0.0%
Lonza Group AG	25,675	2,434,959
Pharmaceuticals - 6.2%
AbbVie, Inc.	813,420	42,956,710
AstraZeneca PLC sponsored ADR	443,000	26,300,910
GlaxoSmithKline PLC sponsored ADR	1,441,400	76,956,346
Johnson & Johnson	1,382,138	126,590,019
Merck & Co., Inc.	2,917,900	146,040,895
Novartis AG sponsored ADR	565,054	45,419,041
Sanofi SA	325,080	34,716,898
Teva Pharmaceutical Industries Ltd. sponsored ADR	757,169	30,347,334
		529,328,153
TOTAL HEALTH CARE		1,001,384,343
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	147,926	$ 13,515,999
Rolls-Royce Group PLC	199,000	4,201,559
The Boeing Co.	725,793	99,063,487
United Technologies Corp.	490,800	55,853,040
		172,634,085
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	624,900	36,456,666
United Parcel Service, Inc. Class B	1,004,245	105,526,065
		141,982,731
Building Products - 0.0%
Fagerhult AB	18,300	638,751
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	389,300	11,503,815
Ritchie Brothers Auctioneers, Inc. (d)	486,000	11,145,173
		22,648,988
Electrical Equipment - 0.3%
Hubbell, Inc. Class B	228,800	24,916,320
Industrial Conglomerates - 3.1%
General Electric Co.	9,633,331	270,022,268
Machinery - 0.9%
Andritz AG	70,370	4,413,477
Caterpillar, Inc.	121,762	11,057,207
Cummins, Inc.	44,380	6,256,249
Douglas Dynamics, Inc.	322,600	5,426,132
Ingersoll-Rand PLC	454,442	27,993,627
ITT Corp.	340,010	14,763,234
Pfeiffer Vacuum Technology AG	43,400	5,906,653
		75,816,579
Professional Services - 0.5%
Acacia Research Corp.	582,945	8,476,020
Amadeus Fire AG	48,016	3,606,636
Bureau Veritas SA	659,355	19,270,801
Michael Page International PLC	1,109,125	8,962,879
		40,316,336
Road & Rail - 1.7%
CSX Corp.	2,738,408	78,783,998
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	383,447	$ 29,640,453
Norfolk Southern Corp.	385,034	35,742,706
		144,167,157
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	241,826	9,740,751
Beijer (G&L) AG Series B	83,840	1,824,918
Brenntag AG	18,600	3,447,986
MSC Industrial Direct Co., Inc. Class A	351,307	28,410,197
W.W. Grainger, Inc.	96,200	24,571,404
Watsco, Inc.	32,500	3,121,950
		71,117,206
TOTAL INDUSTRIALS		964,260,421
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	5,599,473	125,708,169
QUALCOMM, Inc.	989,600	73,477,800
		199,185,969
Computers & Peripherals - 4.0%
Apple, Inc.	590,837	331,524,545
EMC Corp.	645,454	16,233,168
		347,757,713
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	142,810	7,870,259
Internet Software & Services - 2.1%
Google, Inc. Class A (a)	158,147	177,236,924
IT Services - 5.8%
Accenture PLC Class A	251,267	20,659,173
Cognizant Technology Solutions Corp. Class A (a)	464,802	46,935,706
Fidelity National Information Services, Inc.	567,000	30,436,560
IBM Corp.	174,100	32,655,937
MasterCard, Inc. Class A	116,200	97,080,452
Paychex, Inc.	3,087,208	140,560,580
The Western Union Co.	2,363,400	40,768,650
Visa, Inc. Class A	410,600	91,432,408
		500,529,466
Semiconductors & Semiconductor Equipment - 1.6%
Altera Corp.	718,547	23,374,334
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	407,900	$ 20,774,347
Applied Materials, Inc.	2,586,900	45,762,261
Broadcom Corp. Class A	1,351,860	40,082,649
Maxim Integrated Products, Inc.	284,300	7,934,813
		137,928,404
Software - 3.2%
Microsoft Corp.	6,495,489	243,126,153
Oracle Corp.	708,729	27,115,972
		270,242,125
TOTAL INFORMATION TECHNOLOGY		1,640,750,860
MATERIALS - 2.4%
Chemicals - 2.1%
Airgas, Inc.	205,100	22,940,435
E.I. du Pont de Nemours & Co.	409,095	26,578,902
FMC Corp.	214,802	16,208,959
Johnson Matthey PLC	106,343	5,776,037
Monsanto Co.	478,890	55,814,630
Potash Corp. of Saskatchewan, Inc.	212,000	6,989,165
Royal DSM NV	92,000	7,234,421
Syngenta AG (Switzerland)	91,841	36,616,744
Tronox Ltd. Class A	138,650	3,198,656
		181,357,949
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	176,800	6,672,432
Grupo Mexico SA de CV Series B	1,763,600	5,885,984
Southern Copper Corp.	360,730	10,356,558
		22,914,974
TOTAL MATERIALS		204,272,923
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	271,100	8,634,535
Verizon Communications, Inc.	2,147,890	105,547,315
		114,181,850
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	1,002,800	$ 39,420,068
TOTAL TELECOMMUNICATION SERVICES		153,601,918
UTILITIES - 0.7%
Electric Utilities - 0.4%
Ceske Energeticke Zavody A/S	74,600	1,942,068
Duke Energy Corp.	37,119	2,561,582
EDF SA	223,700	7,904,407
Hawaiian Electric Industries, Inc.	347,040	9,043,862
ITC Holdings Corp.	82,200	7,876,404
Northeast Utilities	120,100	5,091,039
		34,419,362
Multi-Utilities - 0.3%
E.ON AG	599,156	11,057,433
National Grid PLC	89,500	1,170,589
Sempra Energy	171,400	15,384,864
		27,612,886
TOTAL UTILITIES		62,032,248
TOTAL COMMON STOCKS (Cost $7,824,873,773)		8,513,446,372
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	31,193	8,930,556
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	110,500	7,234,435
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,258,779)		16,164,991
Convertible Bonds - 0.2%
	Principal Amount	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 5% 10/15/18 (g)	$ 2,350,000	$ 2,239,574
Peabody Energy Corp. 4.75% 12/15/41	13,140,000	10,388,813
		12,628,387
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Volcano Corp. 1.75% 12/1/17	1,910,000	1,879,058
TOTAL CONVERTIBLE BONDS (Cost $15,186,419)		14,507,445
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 2/6/14 (Cost $9,999)	10,000	10,000
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $5,176,006)	3,370,000	5,287,653
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	115,137,332	115,137,332
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	49,639,518	49,639,518
TOTAL MONEY MARKET FUNDS (Cost $164,776,850)		164,776,850
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $8,025,281,826)		8,714,193,311
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(98,981,479)
NET ASSETS - 100%		$ 8,615,211,832
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,287,653 or 0.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,239,574 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,951
Fidelity Securities Lending Cash Central Fund	73,829
Total	$ 117,780
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 810,270,401	$ 810,270,401	$ -	$ -
Consumer Staples	1,036,217,380	1,011,996,539	24,220,841	-
Energy	1,019,452,943	944,081,920	75,371,023	-
Financials	1,621,202,935	1,602,332,470	18,870,465	-
Health Care	1,010,314,899	965,160,183	45,154,716	-
Industrials	971,494,856	971,494,856	-	-
Information Technology	1,640,750,860	1,640,750,860	-	-
Materials	204,272,923	161,770,195	42,502,728	-
Telecommunication Services	153,601,918	153,601,918	-	-
Utilities	62,032,248	60,861,659	1,170,589	-
Corporate Bonds	14,507,445	-	14,507,445	-
U.S. Government and Government Agency Obligations	10,000	-	10,000	-
Preferred Securities	5,287,653	-	5,287,653	-
Money Market Funds	164,776,850	164,776,850	-	-
Total Investments in Securities:	$ 8,714,193,311	$ 8,487,097,851	$ 227,095,460	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.2%
United Kingdom	6.0%
Canada	2.0%
France	1.4%
Switzerland	1.1%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,898,757) - See accompanying schedule: Unaffiliated issuers (cost $7,860,504,976)	$ 8,549,416,461
Fidelity Central Funds (cost $164,776,850)	164,776,850
Total Investments (cost $8,025,281,826)		$ 8,714,193,311
Receivable for investments sold		12,835,720
Receivable for fund shares sold		72,693
Dividends receivable		10,892,718
Interest receivable		61,958
Distributions receivable from Fidelity Central Funds		48,411
Prepaid expenses		8,729
Other affiliated receivables		807,395
Other receivables		12,337
Total assets		8,738,933,272

Liabilities
Payable to custodian bank	$ 103,572
Payable for investments purchased	24,674,766
Payable for fund shares redeemed	45,295,996
Accrued management fee	3,154,942
Other affiliated payables	562,457
Other payables and accrued expenses	290,189
Collateral on securities loaned, at value	49,639,518
Total liabilities		123,721,440

Net Assets		$ 8,615,211,832
Net Assets consist of:
Paid in capital		$ 7,926,124,426
Undistributed net investment income		744,431
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(565,446)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		688,908,421
Net Assets		$ 8,615,211,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Series Growth & Income: Net Asset Value, offering price and redemption price per share ($3,756,178,755 ÷ 292,800,189 shares)	$ 12.83

Class F: Net Asset Value, offering price and redemption price per share ($4,859,033,077 ÷ 378,308,935 shares)	$ 12.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2013 (Unaudited)

Investment Income
Dividends		$ 49,721,111
Interest		159,746
Income from Fidelity Central Funds		117,780
Total income		49,998,637

Expenses
Management fee	$ 9,725,994
Transfer agent fees	1,617,972
Accounting and security lending fees	447,676
Custodian fees and expenses	102,657
Independent trustees' compensation	6,997
Registration fees	199,630
Audit	20,863
Legal	7,327
Miscellaneous	4,903
Total expenses before reductions	12,134,019
Expense reductions	(24,122)	12,109,897
Net investment income (loss)		37,888,740
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,032,492
Foreign currency transactions	(43,101)
Futures contracts	(18,512)
Total net realized gain (loss)		102,970,879
Change in net unrealized appreciation (depreciation) on: Investment securities	444,314,697
Assets and liabilities in foreign currencies	(3,064)
Total change in net unrealized appreciation (depreciation)		444,311,633
Net gain (loss)		547,282,512
Net increase (decrease) in net assets resulting from operations		$ 585,171,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	For the period December 6, 2012 (Commencement of Operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,888,740	$ 17,353,281
Net realized gain (loss)	102,970,879	20,427,078
Change in net unrealized appreciation (depreciation)	444,311,633	244,596,788
Net increase (decrease) in net assets resulting from operations	585,171,252	282,377,147
Distributions to shareholders from net investment income	(52,510,691)	(1,959,964)
Distributions to shareholders from net realized gain	(123,990,338)	-
Total distributions	(176,501,029)	(1,959,964)
Share transactions - net increase (decrease)	5,977,976,145	1,948,148,281
Total increase (decrease) in net assets	6,386,646,368	2,228,565,464

Net Assets
Beginning of period	2,228,565,464	-
End of period (including undistributed net investment income of $744,431 and undistributed net investment income of $15,366,382, respectively)	$ 8,615,211,832	$ 2,228,565,464

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Growth & Income

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.09
Net realized and unrealized gain (loss)	1.62	1.45
Total from investment operations	1.73	1.54
Distributions from net investment income	(.16)	(.01)
Distributions from net realized gain	(.27)	-
Total distributions	(.43)	(.01)
Net asset value, end of period	$ 12.83	$ 11.53
Total Return B, C	15.17%	15.41%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.78% A
Expenses net of fee waivers, if any	.68% A	.78% A
Expenses net of all reductions	.68% A	.77% A
Net investment income (loss)	1.72% A	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,756,179	$ 1,000,854
Portfolio turnover rate F	52% A	80% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.10
Net realized and unrealized gain (loss)	1.62	1.45
Total from investment operations	1.74	1.55
Distributions from net investment income	(.17)	(.01)
Distributions from net realized gain	(.27)	-
Total distributions	(.44)	(.01)
Net asset value, end of period	$ 12.84	$ 11.54
Total Return B, C	15.23%	15.53%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.59% A
Expenses net of fee waivers, if any	.51% A	.59% A
Expenses net of all reductions	.50% A	.58% A
Net investment income (loss)	1.90% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,859,033	$ 1,227,712
Portfolio turnover rate F	52% A	80% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund) (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 750,311,286
Gross unrealized depreciation	(64,487,016)
Net unrealized appreciation (depreciation) on securities and other investments	$ 685,824,270

Tax cost	$ 8,028,369,041

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(18,512) related to its investment in futures contracts. This amount is included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $6,880,644,607 and $1,103,923,380, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee would have been subject to a performance adjustment effective December 1, 2013. However, effective August 1, 2013, the performance adjustment was removed and the individual fund fee rate decreased from .30% to .20% of the Fund's average net assets. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth & Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Growth & Income	$ 1,617,972.18

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $84,520 for the period.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $2,210,665,953 in exchange for 175,851,233 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,982 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities

Semiannual Report

8. Security Lending - continued

loaned to FCM at period end was $1,318,240. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $73,829, including $712 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,061 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $61.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013	Period ended June 30, 2013 A
From net investment income
Series Growth & Income	$ 22,228,797	$ 905,843
Class F	30,281,894	1,054,121
Total	$ 52,510,691	$ 1,959,964
From net realized gain
Series Growth & Income	$ 54,222,177	$ -
Class F	69,768,161	-
Total	$ 123,990,338	$ -

A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013	Period ended June 30, 2013 A	Six months ended December 31, 2013	Period ended June 30, 2013 A
Series Growth & Income
Shares sold	218,844,797 B	96,902,349	$ 2,736,994,372 B	$ 979,211,727
Reinvestment of distributions	6,134,998	90,044	76,450,974	905,843
Shares redeemed	(18,972,222)	(10,199,777)	(238,552,453)	(110,540,125)
Net increase (decrease)	206,007,573	86,792,616	$ 2,574,892,893	$ 869,577,445
Class F
Shares sold	280,944,966 B	109,570,857	$ 3,518,581,366 B	$ 1,113,133,023
Reinvestment of distributions	8,020,709	104,783	100,050,055	1,054,121
Shares redeemed	(17,019,948)	(3,312,432)	(215,548,169)	(35,616,308)
Net increase (decrease)	271,945,727	106,363,208	$ 3,403,083,252	$ 1,078,570,836

A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

B Amount includes in-kind exchanges (see Note 6: Exchanges In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Growth & Income Fund (formerly known as Fidelity Series Mega Cap Fund)

At its July 2013 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amended and restated management contract for the fund and to submit the contract to shareholders for approval. In connection with its approval to re-position the fund as a growth and income fund, including changes to the fund's investment objective, strategies, and performance benchmark, the Board voted to amend and restate the fund's management contract to (i) reduce the fund's individual fund fee rate by 0.10% and (ii) remove the fund's performance adjustment. The Board noted that the fund's performance adjustment had not yet taken effect because the fund had been in operation for less than 12 months.

Also at its July 2013 meeting, the Board approved an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which Fidelity Management & Research Company (FMR) has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. In reaching its determination to approve the amendment to the Advisory Contract, the Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the amendment to the fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MHT-SANN-0214
1.951032.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 20, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 20, 2014